UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23166

(Investment Company Act File Number)

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

360 South Rosemary Avenue, Suite 1420

West Palm Beach, FL 33401

(Address of Principal Executive Offices)

Marcus L. Collins, Esq.

RiverNorth Capital Management, LLC

360 South Rosemary Avenue, Suite 1420

West Palm Beach, FL 33401

(Name and Address of Agent for Service)

(561) 484-7185

(Registrant’s Telephone Number)

Date of Fiscal Year End: June 30

Date of Reporting Period: December 31, 2025

Item 1.	Reports to Stockholders.

(a)

OPPORTUNISTIC INVESTMENT STRATEGIES

RIVERNORTH®

12.31.2025

Semi-Annual Report

RIVERNORTH/DOUBLELINE STRATEGIC OPPORTUNITY FUND, INC.
(OPP)

RN

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Table of Contents

Performance Overview	2
Schedule of Investments	6
Statement of Assets and Liabilities	30
Statement of Operations	32
Statements of Changes in Net Assets Attributable to Common Shareholders	33
Statement of Cash Flows	34
Financial Highlights	36
Notes to Financial Statements	39
Dividend Reinvestment Plan	56
Additional Information	58
Consideration and Approval of Advisory and Sub-Advisory Agreements	59

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Performance Overview	December 31, 2025 (Unaudited)

WHAT IS THE FUND’S INVESTMENT STRATEGY?

The RiverNorth/DoubleLine Strategic Opportunity Fund (“the Fund”) seeks to achieve its investment objective by allocating its Managed Assets among the three principal investment strategies described below:

Tactical Closed-End Fund Income Strategy: This strategy seeks to (i) generate returns through investments in closed-end funds, special purpose acquisition companies ("SPACs"), exchange-traded funds and business development companies (collectively, the “Underlying Funds”) that invest primarily in income-producing securities, and (ii) derive value from the discount and premium spreads associated with closed-end funds.

Opportunistic Income Strategy: This strategy seeks to generate attractive risk-adjusted returns through investments in fixed income instruments and other investments, including agency and non-agency residential mortgage-backed and other asset-backed securities, corporate bonds, municipal bonds, and real estate investment trusts. At least 50% of the Managed Assets allocated to this strategy is invested in mortgage-backed securities.

Alternative Credit Strategy: This strategy seeks to achieve a high level of income by investing in alternative credit instruments. The Fund’s alternative credit investments may be made through a combination of: (i) investing in loans to small and mid-sized companies (“SMEs”); (ii) investing in notes or other pass-through obligations issued by an alternative credit platform (or an affiliate) representing the right to receive the principal and interest payments on an alternative credit investment (or fractional portions thereof) originated through the platform (“Pass-Through Notes”); (iii) purchasing asset-backed securities representing ownership in a pool of alternative credit; (iv) investing in private investment funds that purchase Alternative Credit; (v) acquiring an equity interest in an alternative credit platform (or an affiliate); and (vi) providing loans, credit lines or other extensions of credit to an alternative credit platform (or an affiliate). The Fund may invest in income-producing securities of any maturity and credit quality, including unrated or below investment grade.

RiverNorth Capital Management, LLC (“RiverNorth” or the "Adviser") allocates the Fund’s Managed Assets among three principal strategies. RiverNorth manages the Tactical CEF Income Strategy and the Alternative Credit Strategy, and DoubleLine Capital, LP ("DoubleLine") manages the Opportunistic Income Strategy.

RiverNorth determines the portion of the Fund’s assets to allocate to each strategy based on market conditions.

2	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Performance Overview	December 31, 2025 (Unaudited)

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK DURING THE PERIOD?

PERFORMANCE as of December 31, 2025

	Cumulative	Annualized
TOTAL RETURN(1)	6 Months	1 Year	3 Years	5 Years	Since Inception(2)
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. – NAV(3)	4.00%	8.48%	9.25%	2.10%	3.31%
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. – Market(4)	-0.47%	8.97%	11.59%	2.38%	2.82%
Bloomberg U.S. Aggregate Bond Index(5)	3.15%	7.30%	4.66%	-0.36%	1.53%

(1)	Total returns assume reinvestment of all distributions.
(2)	The Fund commenced operations on September 28, 2016.
(3)	Performance returns are net of management fees and other Fund expenses.
(4)	Market price is the value at which the Fund trades on an exchange. This market price can be more or less than its NAV.
(5)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index of investment grade fixed-rate debt issues with maturities of at least one year. The index cannot be invested in directly and does not reflect fees and expenses.

The total annual expense ratio as a percentage of net assets attributable to common shares as of December 31, 2025 is 2.28% (excluding interest on facility loan payable). Including interest on facility loan payable, the expense ratio is 2.82%.

Performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling (844) 569-4750. Total return measures net investment income and capital gain or loss from portfolio investments. All performance shown assumes reinvestment of dividends and capital gains distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

Semi-Annual Report | December 31, 2025	3

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Performance Overview	December 31, 2025 (Unaudited)

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

The graph below illustrates the growth of a hypothetical $10,000 investment assuming the purchase of common shares at the closing market price (NYSE: OPP) of $20.00 on September 28, 2016 (commencement of operations) and tracking its progress through December 31, 2025.

Past performance does not guarantee future results. Performance will fluctuate with changes in market conditions. Current performance may be lower or higher than the performance data shown. Performance information does not reflect the deduction of taxes that shareholders would pay on Fund distributions or the sale of Fund shares. An investment in the Fund involves risk, including loss of principal.

4	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Performance Overview	December 31, 2025 (Unaudited)

TOP TEN HOLDINGS* as of December 31, 2025

% of Net Assets
Government National Mortgage Association, 3.50%, 05/20/2051	2.89%
Government National Mortgage Association, 3.00%, 12/20/2051	2.87%
Government National Mortgage Association, 3.50%, 04/20/2054	2.57%
EFMT 2025-INV5, 7.17%, 11/25/2029	2.26%
Freddie Mac REMICS, 2.50%, 02/25/2052	2.25%
Fannie Mae REMICS, 2.50%, 10/25/2051	2.04%
Fannie Mae REMICS, 2.50%, 05/25/2052	1.70%
Connecticut Avenue Securities Trust 2024-R03	1.67%
COLT 2021-4 Mortgage Loan Trust, 4.14%, 10/25/2066	1.61%
Freddie Mac REMICS, 2.50%, 11/25/2051	1.57%
21.43%

*	Holdings are subject to change and exclude short-term investments.

ASSET ALLOCATION as of December 31, 2025^

^	Holdings are subject to change.

Percentages are based on total investments of the Fund and do not include derivatives.

Semi-Annual Report | December 31, 2025	5

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS (1.34%)
United States - (1.34%)
100	BlackRock Corporate High Yield Fund, Inc.	$890
50,000	BlackRock Income Trust, Inc.	552,000
62,243	BlackRock Multi-Sector Income Trust	812,894
221,528	Saba Capital Income & Opportunities Fund	1,552,911

TOTAL CLOSED-END FUNDS
(Cost $2,938,311)		2,918,695

BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES (1.22%)
United States - (1.22%)
5,913	CION Investment Corp., 7.50%, 12/30/2029	$148,830
100,000	Crescent Capital BDC, Inc., 5.00%, 05/25/2026	2,505,000

TOTAL BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES
(Cost $2,655,182)		2,653,830

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS (0.03%)
Canada - 0.00%
$49	Garda World Security Corp., First Lien (a)	3M SOFR + 3.75%	02/01/29	$50

United States - 0.03%
529,837	Astra Acquisition Corp., Second Lien - Initial Term Loan(a)	3M SOFR + 8.88%	10/22/29	2,244
57,261	Cyborg Oldco DC Holdings, Inc., First Lien - Initial Term Loan(a)(b)	PRIME + 2.00%	05/01/24	–
48,927	McAfee Corp., First Lien (a)	1M SOFR + 3.00%	03/01/29	45,313
256	X Corp., First Lien	9.50%	10/29/29	256
19,410	Zayo Group Holdings, Inc., First Lien (a)	1M SOFR + 3.00%	03/11/30	18,475
TOTAL BANK LOANS
(Cost $648,916)				66,338

See Notes to Financial Statements.

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RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
SMALL BUSINESS LOANS (25.95%)(c)(d)(e)(f)
United States (25.95%)
$72,718,604	Square	2.98% - 6.50%	01/28/24-06/26/27	$56,568,444

TOTAL SMALL BUSINESS LOANS
(Cost 69,792,215)				56,568,444

BUSINESS DEVELOPMENT COMPANY NOTES (5.44%)
United States - 5.44%
Financial (5.44%)
864,000	Bain Capital Specialty Finance, Inc.	2.55%	10/13/26	$850,843
1,500,000	Blue Owl Capital Corp.	3.13%	04/13/27	1,465,578
1,200,000	Blue Owl Credit Income Corp.	4.70%	02/08/27	1,195,917
2,000,000	Blue Owl Credit Income Corp.	7.75%	09/16/27	2,081,020
1,000,000	Golub Capital BDC, Inc.	2.05%	02/15/27	970,664
3,000,000	Oaktree Specialty Lending Corp.	7.10%	02/15/29	3,093,149
2,200,000	PennantPark Floating Rate Capital, Ltd.	4.25%	04/01/26	2,193,323
				11,850,494

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $11,499,848)				11,850,494

Shares/Description		Value
COMMON STOCKS (1.79%)
Brazil - (0.00%)
7,796	OI S.A.(g)	$4
972	Unigel HoldCo Depositary Receipt(g)	–

United States - (1.79%)
49,922	Barings BDC, Inc.	458,282
80,000	Blue Owl Technology Finance Corp.	1,163,200
60,004	Morgan Stanley Direct Lending Fund	988,866
50,087	Oaktree Specialty Lending Corp.	638,108
38,618	Pershing Square Tontine Holdings(f)(g)	0
51,797	TCG BDC, Inc.	646,945

TOTAL COMMON STOCKS
(Cost $3,910,739)		3,895,405

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025	7

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
COLLATERALIZED LOAN OBLIGATIONS (8.08%)
Cayman Islands - 6.94%
$500,000	Apidos CLO XXIV(a)(h)	3M CME TERM SOFR + 6.06%	10/20/30	$500,482
1,000,000	Benefit Street Partners CLO IX, Ltd.(a)(h)	3M CME TERM SOFR + 3.10%	10/20/37	1,003,105
1,000,000	Benefit Street Partners Clo XXXVII, Ltd.(a)(h)	3M CME TERM SOFR + 2.85%	01/25/38	1,000,591
500,000	Canyon Capital CLO, Ltd.(a)(h)	3M CME TERM SOFR + 6.01%	07/15/31	466,311
500,000	Canyon CLO 2020-1, Ltd.(a)(h)	3M CME TERM SOFR + 3.10%	07/15/34	500,454
500,000	Carlyle Global Market Strategies CLO, Ltd.(a)(h)	3M CME TERM SOFR + 5.61%	05/15/31	499,392
500,000	Carlyle US CLO 2023-3, Ltd.(a)(h)	3M CME TERM SOFR + 2.70%	10/15/40	500,674
500,000	Chenango Park CLO, Ltd.(a)(h)	3M CME TERM SOFR + 6.06%	04/15/30	497,206
500,000	Lakeside Park CLO, Ltd.(a)(h)	3M CME TERM SOFR + 4.60%	04/15/38	500,929
500,000	Milos CLO, Ltd.(a)(h)	3M CME TERM SOFR + 6.41%	10/20/30	494,787
500,000	Neuberger Berman Loan Advisers Clo 44, Ltd.(a)(h)	3M CME TERM SOFR + 2.65%	10/16/35	497,569

See Notes to Financial Statements.

8	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
COLLATERALIZED LOAN OBLIGATIONS (continued)
$500,000	Neuberger Berman Loan Advisers Clo 44, Ltd.(a)(h)	3M CME TERM SOFR + 5.15%	10/16/35	$494,813
1,000,000	Sound Point CLO XVIII, Ltd.(a)(h)	3M CME TERM SOFR + 2.76%	01/21/31	999,213
500,000	Sound Point CLO XXVI, Ltd.(a)(h)	3M CME TERM SOFR + 7.12%	07/20/34	464,551
900,000	Sound Point CLO XXX, Ltd.(a)(h)	3M CME TERM SOFR + 3.61%	07/25/34	900,091
500,000	Sound Point CLO XXXII, Ltd.(a)(h)	3M CME TERM SOFR + 6.96%	10/25/34	421,166
500,000	Thayer Park CLO, Ltd.(a)(h)	3M SOFR + 6.51%	04/20/34	480,959
500,000	THL Credit Wind River 2017-3 CLO, Ltd.(a)(h)	3M CME TERM SOFR + 7.32%	04/15/35	496,426
500,000	Vibrant Clo III, Ltd.(a)(h)	3M CME TERM SOFR + 3.76%	10/20/31	499,934
500,000	Vibrant CLO IV-R, Ltd.(a)(h)	3M CME TERM SOFR + 3.75%	10/20/37	505,465
500,000	Voya CLO 2014-4, Ltd.(a)(h)	3M CME TERM SOFR + 3.61%	07/14/31	500,781
500,000	Voya CLO 2020-1, Ltd.(a)(h)	3M CME TERM SOFR + 6.61%	07/16/34	491,948

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025	9

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
COLLATERALIZED LOAN OBLIGATIONS (continued)
$500,000	Voya CLO, Ltd.(a)(h)	3M CME TERM SOFR + 6.21%	07/14/31	$492,721
500,000	Voya CLO, Ltd.(a)(h)	3M CME TERM SOFR + 5.51%	07/15/31	461,424
1,000,000	Wellfleet CLO 2021-1, Ltd.(a)(h)	3M CME TERM SOFR + 6.87%	04/20/34	965,574
500,000	Wind River 2021-1 CLO, Ltd.(a)(h)	3M CME TERM SOFR + 3.95%	07/20/37	499,969

Jersey - 0.91%
500,000	Bain Capital Credit Clo 2019-4, Ltd.(a)(h)	3M CME TERM SOFR + 2.90%	04/23/35	490,560
500,000	Bain Capital Credit CLO 2022-3, Ltd.(a)(h)	3M CME TERM SOFR + 7.35%	07/17/35	484,289
1,000,000	Voya CLO 2022-3, Ltd.(a)(h)	3M CME TERM SOFR + 2.60%	10/20/36	1,001,124

United States - 0.23%
500,000	Clover CLO 2021-3 LLC(a)(h)	6.85%	01/25/35	499,234

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $17,717,045)				17,611,742

See Notes to Financial Statements.

10	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

Shares/Description		Value
RIGHTS (0.00%)
United States - (0.00%)
63,000	Mountain Crest Acquisition Corp. V, Strike Price $0.01, Expires 12/31/2049	$6,313

TOTAL RIGHTS
(Cost $8,671)		6,313

WARRANTS (0.03%)
Cayman Islands - (0.00%)
40,085	Nvni Group, Ltd., Strike Price $11.50, Expires 11/01/2028	$2,690
54,941	TNL Mediagene, Strike Price $11.50, Expires 12/05/2029	511

China - (0.00%)
30,063	Scage Future, Strike Price $11.50, Expires 06/27/2030	1,506

Germany - (0.00%)
23,875	Heramba Electric PLC, Strike Price $11.50, Expires 10/10/2028	136

Ireland - (0.00%)
63,913	SMX Security Matters PLC, Strike Price $253.00, Expires 03/07/2028	3,036

Israel - (0.00%)
25,890	Holdco Nuvo Group DG, Ltd., Strike Price $11.50, Expires 05/01/2029	13
48,475	Hub Cyber Security, Ltd., Strike Price $11.50, Expires 02/27/2028	892

Malaysia - (0.00%)
62,828	Alps Group, Inc., Strike Price $11.50, Expires 10/31/2030	785

Singapore - (0.01%)
51,583	Euda Health Holdings, Ltd., Strike Price $11.50, Expires 09/24/2026	5,159
24,725	Helport AI, Ltd., Strike Price $11.50, Expires 08/05/2029	3,936

United States - (0.02%)
14,921	AltEnergy Acquisition Corp., Strike Price $11.50, Expires 11/02/2028	331
104,172	Beneficient, Strike Price $11.50, Expires 06/07/2028	1,104
29,843	Cactus Acquisition Corp. 1, Ltd., Strike Price $11.50, Expires 10/29/2026	895
16,078	Everest Consolidator Acquisition Corp., Strike Price $11.50, Expires 07/19/2028	5
36,627	Integrated Rail and Resources Acquisition Corp., Strike Price $11.50, Expires 11/12/2026	27,103

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025	11

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

Shares/Description		Value
WARRANTS (continued)
9,654	PERSHING SQUARE SPARC HOLDINGS, Strike Price $0.01, Expires 12/31/2049(f)	$0
10,619	Southland Holdings, Inc., Strike Price $11.50, Expires 09/01/2026	913
38,741	Syntec Optics Holdings, Inc., Strike Price $11.50, Expires 11/08/2028	9,263
32,389	Volato Group, Inc., Strike Price $287.50, Expires 12/03/2028	292

TOTAL WARRANTS
(Cost $121,886)		58,570

Principal Amount/Description		Rate	Maturity	Value
U.S. CORPORATE BONDS (0.23%)
Financial (0.23%)
$500,000	FS KKR Capital Corp.	6.88%	08/15/29	$504,260

TOTAL U.S. CORPORATE BONDS
(Cost $500,812)				504,260

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (70.44%)
United States - 70.44%
1,002,871	Alternative Loan Trust	6.50%	09/25/36	$478,759
1,664,338	Alternative Loan Trust	5.75%	03/25/37	836,050
2,146,187	Alternative Loan Trust	6.00%	07/25/37	1,101,099
1,613,120	Alternative Loan Trust	6.25%	08/25/37	714,631
1,412,078	Alternative Loan Trust	5.50%	12/25/35	965,549
479,924	Alternative Loan Trust	5.50%	11/25/35	261,122
81,267	Alternative Loan Trust(a)	4.62%	12/25/35	81,258
1,176,838	Banc of America Funding Trust(a)	3.14%	05/20/36	986,789
551,921	Banc of America Mortgage Trust	6.00%	09/25/37	458,076
585,569	Bear Stearns ALT-A Trust(a)	5.04%	01/25/36	544,509
512,388	Bear Stearns ARM Trust(a)	4.54%	07/25/36	441,586
2,520,502	Chase Mortgage Finance Trust Series(a)	1M CME TERM SOFR + 0.71%	06/25/37	748,291
2,227,427	ChaseFlex Trust Series 2007-1	6.50%	02/25/37	746,405
1,964,983	CHL Mortgage Pass-Through Trust	5.75%	07/25/37	877,754
1,053,994	CHL Mortgage Pass-Through Trust(a)	4.07%	03/25/37	897,067
973,298	CHL Mortgage Pass-Through Trust(a)	1M CME TERM SOFR + 0.71%	03/25/35	921,596
4,500,000	COLT 2021-4 Mortgage Loan Trust(a)(h)	4.14%	10/25/66	3,514,763

See Notes to Financial Statements.

12	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (continued)
$1,000,000	Connecticut Avenue Securities Trust 2021-R01(a)(h)	30D US SOFR + 6.00%	10/25/41	$1,033,005
2,000,000	Connecticut Avenue Securities Trust 2022-R02(a)(h)	30D US SOFR + 7.65%	01/25/27	2,112,826
1,000,000	Connecticut Avenue Securities Trust 2022-R03(a)(h)	30D US SOFR + 9.85%	03/25/42	1,094,089
1,500,000	Connecticut Avenue Securities Trust 2023-R06(a)(h)	30D US SOFR + 3.90%	07/25/43	1,589,274
3,500,000	Connecticut Avenue Securities Trust 2024-R03(a)(h)	30D US SOFR + 2.80%	03/25/44	3,634,284
537,112	CSFB Mortgage-Backed Pass-Through Certificates	5.50%	10/25/35	192,339
1,272,174	CSMC Mortgage-Backed Trust	6.00%	02/25/37	685,489
1,420,012	CSMC Mortgage-Backed Trust	6.75%	08/25/36	684,109
1,000,000	EFMT 2025-INV2(a)(h)	7.48%	05/26/70	999,464
5,000,000	EFMT 2025-INV5(a)(h)	7.17%	11/25/29	4,917,094
1,331,524	Fannie Mae REMICS(i)	2.50%	04/25/51	202,821
5,260,296	Fannie Mae REMICS	2.50%	05/25/52	3,709,763
5,197,971	Fannie Mae REMICS(i)	2.50%	02/25/50	844,321
3,835,209	Fannie Mae REMICS	2.50%	10/25/51	2,301,139
6,921,358	Fannie Mae REMICS	2.50%	10/25/51	4,445,964
7,235,086	Fannie Mae REMICS(i)	2.50%	04/25/51	1,142,587
4,180,687	Fannie Mae REMICS(i)	3.00%	01/25/51	704,938
7,405,647	Fannie Mae REMICS(i)	2.50%	11/25/50	1,176,808
6,001,006	Fannie Mae REMICS(i)	2.50%	11/25/50	1,019,266
2,833,464	Fannie Mae REMICS(a)(i)	5.94% - 30D US SOFR	07/25/49	330,783
495,353	Fannie Mae REMICS(a)	30D US SOFR + 7.33%	11/25/42	321,253
1,024,062	Fannie Mae REMICS(a)(i)	6.34% - 30D US SOFR	03/25/42	113,680
856,836	Fannie Mae REMICS(a)(i)	6.39% - 30D US SOFR	12/25/41	101,527
7,408,711	Fannie Mae REMICS(i)	2.50%	11/25/50	1,187,599

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025	13

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (continued)
$1,020,007	Fannie Mae REMICS(a)(i)	5.79% - 30D US SOFR	10/25/41	$99,199
231,861	Federal Home Loan Mortgage Corp. REMICS(a)	3.94 - 30D US SOFR	01/15/33	211,139
159,849	First Horizon Alternative Mortgage Securities Trust(a)	4.42%	10/25/35	137,555
9,794,652	Freddie Mac REMICS(i)	2.00%	11/25/50	1,310,842
8,125,276	Freddie Mac REMICS(i)	3.00%	02/25/51	1,294,974
2,630,403	Freddie Mac REMICS(a)(i)	5.99% - 30D US SOFR	08/25/50	369,851
4,292,656	Freddie Mac REMICS(i)	3.00%	10/25/50	712,834
6,660,584	Freddie Mac REMICS(i)	3.00%	08/25/51	1,018,014
4,073,371	Freddie Mac REMICS(i)	3.00%	09/25/51	665,019
6,035,531	Freddie Mac REMICS(i)	3.00%	02/25/50	1,061,255
5,793,919	Freddie Mac REMICS	2.50%	11/25/51	3,423,400
2,821,345	Freddie Mac REMICS(i)	3.00%	07/25/51	561,831
7,553,896	Freddie Mac REMICS	2.50%	02/25/52	4,906,893
9,814,598	Freddie Mac REMICS(i)	2.50%	10/25/51	1,147,988
8,173,497	Freddie Mac REMICS(i)	3.50%	06/25/41	1,015,765
5,290,112	Freddie Mac REMICS(i)	3.00%	04/25/51	940,126
1,841,957	Freddie Mac REMICS(a)(i)	5.79% - 30D US SOFR	12/15/41	167,214
2,000,000	Freddie Mac STACR REMIC Trust 2020-DNA6(a)(h)	30D US SOFR + 5.65%	12/25/50	2,309,346
1,700,000	Freddie Mac STACR REMIC Trust 2021-DNA1(a)(h)	30D US SOFR + 4.75%	01/25/51	1,889,908
2,000,000	Freddie Mac STACR REMIC Trust 2021-DNA2(a)(h)	30D US SOFR + 6.00%	08/25/33	2,473,123
1,250,000	Freddie Mac STACR REMIC Trust 2022-DNA1(a)(h)	30D US SOFR + 7.10%	01/25/42	1,316,860
1,500,000	Freddie Mac STACR REMIC Trust 2024-DNA1(a)(h)	30D US SOFR + 1.95%	02/25/44	1,516,253
6,117,243	Government National Mortgage Association(a)(i)	3.70% - 30D US SOFR	09/20/51	164,083
7,588,697	Government National Mortgage Association(i)	3.00%	09/20/51	908,672

See Notes to Financial Statements.

14	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (continued)
$5,905,066	Government National Mortgage Association(i)	3.00%	09/20/51	$970,896
5,302,986	Government National Mortgage Association(a)(i)	3.20% - 30D US SOFR	12/20/51	68,997
12,183,250	Government National Mortgage Association(a)(i)	2.65% - 30D US SOFR	01/20/52	29,560
9,549,151	Government National Mortgage Association(i)	3.00%	08/20/51	1,605,078
1,181,018	Government National Mortgage Association(i)	3.00%	07/20/50	189,932
13,766,447	Government National Mortgage Association(i)	2.50%	11/20/51	1,973,309
7,751,676	Government National Mortgage Association	3.00%	12/20/51	6,264,115
7,117,754	Government National Mortgage Association(i)	3.00%	01/20/52	935,385
6,055,179	Government National Mortgage Association(i)	3.00%	05/20/51	991,684
6,810,361	Government National Mortgage Association	3.50%	04/20/54	5,611,798
5,658,464	Government National Mortgage Association(i)	3.50%	02/20/52	953,005
7,701,087	Government National Mortgage Association(i)	2.50%	06/20/51	1,095,798
9,121,539	Government National Mortgage Association(i)	2.50%	10/20/51	1,160,977
5,182,131	Government National Mortgage Association(i)	3.50%	03/20/51	961,120
7,316,537	Government National Mortgage Association	3.50%	05/20/51	6,309,741
11,148,234	Government National Mortgage Association(i)	2.50%	08/20/49	1,328,271
3,221,468	Government National Mortgage Association	3.50%	02/20/47	2,954,779
6,286,231	Government National Mortgage Association(i)	3.00%	07/20/50	1,008,693
2,172,437	Government National Mortgage Association(a)(i)	0.74%	09/20/66	111,765
10,636,803	Government National Mortgage Association(a)(i)	2.60% - 30D US SOFR	06/20/51	56,247
6,146,598	Government National Mortgage Association(a)(i)	0.06%	11/20/69	395,690

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025	15

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (continued)
$5,290,696	Government National Mortgage Association(a)(i)	0.36%	11/20/70	$433,257
7,086,038	Government National Mortgage Association(i)	3.00%	05/20/48	1,138,482
2,815,327	Government National Mortgage Association(a)(i)	6.19% - 1M CME TERM SOFR	09/20/50	384,442
6,441,644	Government National Mortgage Association(i)	3.00%	10/20/50	1,054,852
7,848,651	Government National Mortgage Association(i)	2.50%	11/20/50	1,201,299
2,664,000	Government National Mortgage Association(a)(i)	6.19% - 1M CME TERM SOFR	10/20/50	376,822
5,079,230	Government National Mortgage Association(a)(i)	3.64 - 1M CME TERM SOFR	11/20/50	135,071
7,987,727	Government National Mortgage Association(i)	2.50%	11/20/50	1,080,160
7,785,409	Government National Mortgage Association(i)	2.50%	11/20/50	1,096,421
7,110,206	Government National Mortgage Association(i)	2.50%	12/20/50	1,114,327
2,758,205	Government National Mortgage Association(a)(i)	6.19% - 1M CME TERM SOFR	01/20/51	370,758
5,222,346	Government National Mortgage Association(i)	3.50%	12/20/50	997,272
4,572,717	Government National Mortgage Association(a)(i)	3.64 - 1M CME TERM SOFR	10/20/50	124,186
1,700,000	Imperial Fund Mortgage Trust 2021-NQM3(a)(h)	4.14%	11/25/56	1,291,598
456,967	Luminent Mortgage Trust(a)	1M CME TERM SOFR + 0.53%	05/25/36	413,374

See Notes to Financial Statements.

16	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (continued)
$1,190,320	Luminent Mortgage Trust(a)	1M CME TERM SOFR + 0.51%	05/25/36	$1,031,856
1,555,223	Nomura Asset Acceptance Corp. Alternative Loan Trust(j)	5.69%	08/25/35	659,675
6,889,671	Nomura Asset Acceptance Corp. Alternative Loan Trust(a)	1M CME TERM SOFR + 0.65%	02/25/36	639,541
1,056,621	PR Mortgage Loan Trust(a)(h)	5.85%	09/25/47	985,608
1,700,000	PRPM 2025-7 LLC(h)(j)	7.45%	08/25/28	1,705,904
2,900,000	PRPM 2025-8 LLC(h)(j)	7.20%	10/25/30	2,908,244
800,000	PRPM 2025-NQM6 Trust(a)(h)	6.96%	12/25/70	803,650
1,019,803	RALI Series Trust(a)	6.40%	09/25/37	882,418
1,984,884	Residential Asset Securitization Trust	5.75%	02/25/36	695,519
1,729,118	Residential Asset Securitization Trust	6.00%	05/25/37	849,209
3,927,945	Residential Asset Securitization Trust 2005-A12	5.50%	11/25/35	2,158,635
1,074,216	RFMSI Trust	6.00%	09/25/36	867,304
590,394	RFMSI Trust(a)	6.12%	06/25/35	459,114
1,936,000	Spruce Hill Mortgage Loan Trust 2020-SH1(a)(h)	4.68%	01/28/50	1,849,148
1,245,402	Structured Adjustable Rate Mortgage Loan Trust(a)	4.98%	09/25/37	1,073,519
258,871	Structured Adjustable Rate Mortgage Loan Trust(a)	5.24%	12/25/35	240,078
1,000,000	Verus Securitization Trust 2021-7(a)(h)	4.19%	10/25/66	777,302
750,000	Verus Securitization Trust 2024-5(a)(h)	7.78%	06/25/69	757,083
750,000	Verus Securitization Trust 2024-7(a)(h)	7.81%	09/25/69	758,798
800,000	Verus Securitization Trust 2025-11(a)(h)	7.22%	11/25/70	798,097
1,100,000	Verus Securitization Trust 2025-12(a)(h)	6.56%	12/25/70	1,109,055
2,000,000	Verus Securitization Trust 2025-12(a)(h)	7.09%	12/25/70	1,973,858
1,000,000	Verus Securitization Trust 2025-4(a)(h)	7.44%	05/25/70	1,022,848
600,000	Verus Securitization Trust 2025-6(a)(h)	7.36%	07/25/29	597,709
1,000,000	Verus Securitization Trust 2025-R2(a)(h)	5.90%	07/25/67	990,173
698,377	WaMu Mortgage Pass-Through Certificates Trust(a)	4.95%	08/25/36	630,601
750,185	WaMu Mortgage Pass-Through Certificates Trust(a)	4.24%	03/25/37	671,193

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025	17

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (continued)
$794,313	WaMu Mortgage Pass-Through Certificates Trust(a)	4.55%	08/25/46	$722,828

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $173,143,238)				153,549,998

FOREIGN CORPORATE BONDS (0.05%)
Basic Materials (0.04%)
44,227	Unigel Luxembourg SA(h)(k)	13.50%	12/31/27	$25,431
51,684	Unigel Luxembourg SA(h)(k)	11.00 (12)%	12/31/28	3,618
222,252	Unigel Luxembourg SA(k)(l)	11.00 (12)%	12/31/28	15,558
62,116	Unigel Luxembourg SA(k)(l)	13.50 (15)%	12/31/27	35,716
				80,323

Financial (0.01%)
282,819	Alpha Holding SA de CV(b)(h)	9.00%	02/10/25	2,121
250,000	Mexarrend SAPI de CV(b)(h)	10.25%	07/24/24	3,125
200,000	Operadora de Servicios Mega SA de CV Sofom ER(b)(h)	8.25%	02/11/25	11,000
				16,246

Financial (0.00%)
262,805	Unigel Netherlands Holding Corp. BV(k)(l)	15.00 (15)%	12/31/44	8,541

TOTAL FOREIGN CORPORATE BONDS
(Cost $940,470)				105,110

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (33.25%)
Bermuda - 0.01%
16,114	Start II, Ltd.(h)	6.41%	03/15/26	$16,212

Cayman Islands - 6.44%
597,307	AASET MT-1, Ltd.(h)	5.73%	02/16/32	596,475
500,000	ACREC 2021-FL1, Ltd.(a)(h)	1M CME TERM SOFR + 2.76%	09/16/26	498,953

See Notes to Financial Statements.

18	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$500,000	Arbor Realty Commercial Real Estate Notes 2022-FL1, Ltd.(a)(h)	30D US SOFR + 2.30%	01/15/27	$500,467
520,000	AREIT 2022-CRE6 Trust(a)(h)	30D US SOFR + 3.40%	01/20/37	519,161
300,000	AREIT 2024-CRE9, Ltd.(a)(h)	1M CME TERM SOFR + 4.29%	02/17/29	297,625
430,000	AREIT 2025-CRE10, Ltd.(a)(h)	1M CME TERM SOFR + 2.79%	01/17/30	427,576
771,041	Blackbird Capital Aircraft Lease Securitization, Ltd.(h)(j)	5.68%	11/15/28	774,110
500,000	CIFC Funding 2021-V, Ltd.(a)(h)	7.06%	01/15/38	500,958
500,000	Dryden 37 Senior Loan Fund(a)(h)	3M CME TERM SOFR + 5.41%	01/15/31	461,781
500,000	Dryden 40 Senior Loan Fund(a)(h)	3M CME TERM SOFR + 6.01%	08/15/31	433,892
750,000	Dryden 45 Senior Loan Fund(a)(h)	3M CME TERM SOFR + 6.11%	10/15/30	693,415
400,000	Greystone CRE Notes 2021-FL3, Ltd.(a)(h)	1M CME TERM SOFR + 2.31%	07/15/39	388,828
500,000	KREF 2022-FL3, Ltd.(a)(h)	1M CME TERM SOFR + 2.80%	02/17/39	499,276
500,000	LCM Loan Income Fund I Income Note Issuer, Ltd.(a)(h)	3M CME TERM SOFR + 5.86%	07/16/31	305,735
500,000	LCM XIV LP(a)(h)	3M CME TERM SOFR + 5.76%	07/20/31	336,491

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025	19

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$500,000	LCM XVII LP(a)(h)	3M CME TERM SOFR + 6.26%	10/15/31	$295,260
375,000	LoanCore 2021-CRE5 Issuer, Ltd.(a)(h)	1M CME TERM SOFR + 2.46%	07/15/36	374,312
500,000	LoanCore 2021-CRE6 Issuer, Ltd.(a)(h)	1M CME TERM SOFR + 2.96%	11/15/38	495,607
500,000	Magnetite XXIX, Ltd.(a)(h)	3M CME TERM SOFR + 6.00%	07/15/37	501,265
440,000	MF1 2021-FL7, Ltd.(a)(h)	1M CME TERM SOFR + 2.16%	10/16/36	439,235
560,000	MF1 2021-FL7, Ltd.(a)(h)	1M CME TERM SOFR + 2.66448%	10/16/36	558,778
1,000,000	Octagon 57, Ltd.(a)(h)	3M CME TERM SOFR + 6.86%	10/15/34	936,435
500,000	Octagon Investment Partners 26, Ltd.(a)(h)	3M CME TERM SOFR + 8.35%	07/15/30	19,180
500,000	Octagon Investment Partners 40, Ltd.(a)(h)	3M CME TERM SOFR + 7.26%	01/20/35	439,767
500,000	Octagon Investment Partners 42, Ltd.(a)(h)	3M CME TERM SOFR + 7.53%	07/15/37	497,496
500,000	Octagon Investment Partners XVI, Ltd.(a)(h)	3M CME TERM SOFR + 6.01%	07/17/30	444,528

See Notes to Financial Statements.

20	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$243,906	PFP 2024-11, Ltd.(a)(h)	1M CME TERM SOFR + 2.99%	08/17/29	$244,431
520,000	STWD 2021-FL2, Ltd.(a)(h)	1M CME TERM SOFR + 2.21%	01/18/26	521,327
550,000	STWD 2022-FL3, Ltd.(a)(h)	30D US SOFR + 1.95%	11/18/38	551,416
450,000	TRTX 2022-FL5 Issuer, Ltd.(a)(h)	1M CME TERM SOFR + 2.15%	02/15/39	450,359

United States - 26.80%
260,000	1345T 2025-AOA(a)(h)	1M CME TERM SOFR + 3.00%	06/15/27	261,200
408,500	AASET 2024-1(h)	6.90%	05/16/31	416,181
273,510	AASET 2024-2, Ltd.(h)	6.61%	09/16/31	276,497
475,000	Affirm Asset Securitization Trust 2025-X2(h)	5.23%	10/15/30	476,963
256,000	AG Trust 2024-NLP(a)(h)	1M CME TERM SOFR + 2.76%	08/15/26	257,850
700,000	AMSR 2021-SFR3 Trust(h)	4.90%	10/17/26	694,625
1,550,000	AMSR 2021-SFR3 Trust(h)	5.88%	10/17/26	1,545,168
250,000	ARDN 2025-ARCP Mortgage Trust(a)(h)	1M CME TERM SOFR + 4.50%	06/15/27	251,094
375,000	Avant Credit Card Master Trust 2025-1(h)	5.72%	10/15/28	374,126
616,000	BANK 2025-BNK51(h)	4.00%	01/15/36	443,453
3,750,000	BANK 2025-BNK51(a)(h)(i)	2.13%	12/25/67	616,999
439,000	Bank of America Merrill Lynch Commercial Mortgage Trust 2016-UBS10(a)	4.99%	05/15/26	425,980
7,455,000	BANK5 2025-5YR19(a)(h)(i)	1.80%	12/15/30	615,008
500,000	BBCMS Mortgage Trust 2018-C2(a)	4.96%	12/15/28	454,208
2,463,000	BBCMS Mortgage Trust 2024-5C27(a)(h)(i)	2.74%	06/15/29	209,257
200,000	BBCMS Mortgage Trust 2024-5C29(h)	4.00%	09/15/29	179,050

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025	21

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$250,000	BBCMS Mortgage Trust 2024-5C29(h) 4.00%		09/15/29	$216,538
230,000	BBCMS Trust(a)(h)	1M CME TERM SOFR + 3.85%	07/15/37	167,597
520,000	BDS 2025-FL15 LLC(a)(h)	1M CME TERM SOFR + 2.40%	09/19/30	522,244
620,000	BDS 2025-FL16 LLC(a)(h)	1M CME TERM SOFR + 2.50%	11/19/30	621,676
498,000	Benchmark 2018-B4 Mortgage Trust(a)(h)	2.91%	07/15/28	389,084
400,000	Benchmark 2018-B6 Mortgage Trust(a)	4.59%	09/10/28	378,418
459,000	Benchmark 2019-B9 Mortgage Trust(a)	4.97%	01/15/29	408,942
546,000	Benchmark 2021-B31 Mortgage Trust(h)	2.25%	11/15/31	310,521
550,000	Benchmark 2024-V10 Mortgage Trust(h)	4.50%	09/15/29	499,570
250,000	Benchmark 2024-V8 Mortgage Trust(h)	4.00%	07/15/29	224,001
10,329,987	Benchmark 2025-V15 Mortgage Trust(a)(i)	1.12%	05/25/30	453,720
260,000	Benchmark 2025-V16 Mortgage Trust(h)	4.50%	08/15/58	230,758
500,000	Blue Stream Issuer LLC(h)	8.90%	05/20/28	511,754
2,828,000	BMO 2024-C9 Mortgage Trust(a)(h)(i)	1.88%	07/15/34	359,836
1,750,000	BMO 2025-C11 Mortgage Trust(a)(h)(i)	2.21%	02/15/35	276,983
150,000	BMP 2024-MF23(a)(h)	1M CME TERM SOFR + 2.39%	06/15/41	150,639
255,000	BPR Trust 2021-NRD(a)(h)	1M CME TERM SOFR + 2.42%	12/15/38	253,081
500,000	BSPRT 2025-FL12 Issuer LLC(a)(h)	1M CME TERM SOFR + 2.70%	05/17/30	501,766
536,065	Business Jet Securities 2024-2 LLC(h)	7.97%	09/15/30	542,232
321,000	BX Commercial Mortgage Trust(a)(h)	1M CME TERM SOFR + 1.95%	04/15/34	316,875
238,000	BX Commercial Mortgage Trust 2021-XL2(a)(h)	1M CME TERM SOFR + 2.36%	10/15/38	237,922

See Notes to Financial Statements.

22	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$301,055	BX Commercial Mortgage Trust 2024-MF(a)(h)	1M CME TERM SOFR + 2.69%	02/15/26	$302,344
249,154	BX Commercial Mortgage Trust 2025-BCAT(a)(h)	1M CME TERM SOFR + 2.65%	08/15/27	250,404
325,000	BX Trust(a)(h)	4.08%	12/09/29	300,449
250,000	BX Trust 2021-LBA(a)(h)	1M CME TERM SOFR + 1.71%	02/15/36	249,956
350,000	BX Trust 2021-VIEW(a)(h)	1M CME TERM SOFR + 3.02%	06/15/36	349,869
144,242	BX Trust 2024-CNYN(a)(h)	1M CME TERM SOFR + 2.69%	04/15/41	145,223
488,096	BX Trust 2025-ROIC(a)(h)	1M CME TERM SOFR + 2.94%	03/15/27	490,625
5,000	Carvana Auto Receivables Trust 2021-P2(h)	0.00%	05/10/28	717,163
1,250,000	Castlelake Aircraft Structured Trust(a)(h)	0.00%	04/15/39	68,750
1,300,000	Cologix Data Centers US Issuer LLC(h)	5.99%	12/28/26	1,281,041
878,000	COMM Mortgage Trust(a)(h)	1M CME TERM SOFR + 2.47%	09/15/33	279,377
450,000	CSAIL 2019-C16 Commercial Mortgage Trust(a)	4.24%	06/15/29	429,818
360,000	DBC 2025-DBC Mortgage Trust(a)(h)	1M CME TERM SOFR + 2.60%	11/15/27	362,191
300,000	ELP Commercial Mortgage Trust 2025-ELP(a)(h)	6.45%	11/13/30	303,734
30,449,242	Fannie Mae-Aces(a)(i)	0.21%	10/25/29	133,791
5,054,459	Fannie Mae-Aces(a)(i)	0.52%	12/25/30	42,412
3,754,578	Fannie Mae-Aces(a)(i)	1.23%	09/25/30	115,776
15,551,480	Fannie Mae-Aces(a)(i)	0.89%	07/25/32	633,667

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025	23

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,133,329	Fannie Mae-Aces(a)(i)	1.15%	03/25/31	$197,622
14,462,725	Fannie Mae-Aces(a)(i)	0.33%	04/25/29	140,680
140,093,049	Fannie Mae-Aces(a)(i)	0.16%	07/25/31	467,280
15,378,203	Fannie Mae-Aces(a)(i)	0.61%	02/25/29	201,231
1,750,000	FMC GMSR Issuer Trust(a)(h)	4.44%	10/25/26	1,688,583
1,700,000	FMC GMSR Issuer Trust(a)(h)	4.36%	07/25/26	1,643,140
15,577,472	FNA 2021-M23 X1	0.59%	11/01/31	270,478
46,440,000	FNA 2022-M4 X2	0.18%	05/25/30	336,337
280,420	FREMF 2018-KF56 Mortgage Trust(a)(h)	30D US SOFR + 5.91%	11/25/28	253,539
633,906	FREMF 2019-KF71 Mortgage Trust(a)(h)	30D US SOFR + 6.11%	10/25/29	613,647
1,200,000	FRTKL 2021-SFR1(h)	4.11%	09/17/26	1,173,423
550,000	FS Rialto 2024-FL9 Issuer LLC(a)(h)	1M CME TERM SOFR + 3.94%	04/19/30	547,922
530,000	FS Rialto 2025-FL10 Issuer LLC(a)(h)	1M CME TERM SOFR + 2.69%	08/19/42	523,628
5,424,186	Ginnie Mae Strip(i)	1.40%	09/16/45	314,966
5,598,829	GNR 2020-47 SL	5.37%-1M CME SOFR	07/20/44	449,135
4,684,851	Government National Mortgage Association(a)(i)	0.76%	10/16/65	290,748
3,965,872	Government National Mortgage Association(a)(i)	1.00%	03/16/66	293,896
5,114,321	Government National Mortgage Association(a)(i)	0.99%	05/16/63	385,162
12,914,684	Government National Mortgage Association(a)(i)	0.83%	02/16/63	782,381
400,000	Great Wolf Trust 2024-WOLF(a)(h)	1M CME TERM SOFR + 2.89%	03/15/29	402,751
483,222	GreenSky Home Improvement Issuer Trust 2024-2(h)	8.75%	10/27/59	502,792
800,000	GreenSky Home Improvement Issuer Trust 2025-3(h)	7.83%	12/27/60	801,990

See Notes to Financial Statements.

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RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$300,000	GS Mortgage Securities Corp. Trust 2018-RIVR(a)(h)	1M CME TERM SOFR + 1.85%	07/15/35 $	975
655,000	GS Mortgage Securities Trust(a)(h)	1M CME TERM SOFR + 4.22%	07/15/31	54,683
1,000,000	GS Mortgage Securities Trust(a)(h)	4.44%	11/10/47	409,990
157,139	GS Mortgage Securities Trust 2015-GC28(a)(h)	4.45%	02/10/48	150,626
3,680,000	GS Mortgage Securities Trust 2021-GSA3(a)(h)(i)	1.53%	12/15/31	259,267
500,000	Hilton USA Trust 2016-SFP(h)	2.83%	11/05/35	433,510
148,000	JP Morgan Chase Commercial Mortgage Securities Trust(a)(h)	4.45%	05/05/32	137,770
7,228,491	JPMBB Commercial Mortgage Securities Trust(a)(h)(i)	0.65%	08/15/46	31,314
824,286	JPMBB Commercial Mortgage Securities Trust(a)(i)	0.95%	11/15/47	8
351,000	JPMCC Commercial Mortgage Securities Trust 2019-COR5	3.87%	05/13/29	316,205
570,000	LMNT CRE 2025-FL3 LLC(a)(h)	1M CME TERM SOFR + 3.60%	05/21/31	571,420
500,000	Lmrk Issuer Co. 2 LLC(h)	8.12%	09/15/30	503,158
298,325	LoanCore 2025 2025-CRE8 Issuer LLC(a)(h)	1M CME TERM SOFR + 2.74%	02/01/30	296,602
425,000	Mariner Finance issuance Trust 2024-B(h)	4.91%	10/20/30	432,343
500,000	MetroNet Infrastructure Issuer LLC(h)	7.83%	08/20/30	514,774
400,000	MF1 2024-FL14 LLC(a)(h)	1M CME TERM SOFR + 6.29%	03/19/39	397,242
600,000	MF1 2024-FL14 LLC(a)(h)	1M CME TERM SOFR + 4.84%	03/19/39	603,330
400,000	MF1 2024-FL15(a)(h)	1M CME TERM SOFR + 4.04%	08/18/41	401,289

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025	25

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$400,000	MF1 2025-FL17 LLC(a)(h)	1M CME TERM SOFR + 3.49%	02/18/40	$401,730
320,000	MF1 2025-FL17 LLC(a)(h)	1M CME TERM SOFR + 2.74%	02/21/40	321,307
4,373	MHC Commercial Mortgage Trust 2021-MHC(a)(h)	1M CME TERM SOFR + 2.22%	04/15/26	4,376
454,000	Morgan Stanley Capital I Trust 2018-L1(a)	4.94%	10/15/28	420,493
347,275	MSBAM Commercial Mortgage Securities Trust 2012-CKSV(h)	3.28%	10/15/30	334,596
260,000	Natixis Commercial Mortgage Securities Trust 2019-10K(a)(h)	4.14%	05/15/29	242,334
417,790	New Century Home Equity Loan Trust(a)	1M CME TERM SOFR + 0.47%	05/25/36	417,504
257,000	NYC Commercial Mortgage Trust 2025-300P(a)(h)	7.39%	07/13/30	261,148
390,000	NYC Commercial Mortgage Trust 2025-3BP(a)(h)	1M CME TERM SOFR + 3.54%	02/15/27	390,531
100,000	ONE 2021-PARK Mortgage Trust(a)(h)	1M CME TERM SOFR + 1.21%	03/15/36	99,640
200,000	PENN Commercial Mortgage Trust 2025-P11(a)(h)	7.38%	08/10/30	207,923
1,300,000	Pret 2025-NPL7 LLC(h)(j)	8.35%	07/25/28	1,308,241
1,800,000	Progress Residential 2021-SFR8 Trust(h)	4.00%	10/17/26	1,775,648
1,800,000	Progress Residential Trust(h)	4.00%	07/17/26	1,786,051
600,000	RCKT Trust 2025-PL1(h)	7.12%	07/25/34	604,222
350,000	Ready Capital Mortgage Financing 2023-FL12 LLC(a)(h)	1M CME TERM SOFR + 4.55%	04/25/27	349,043
340,000	SFO Commercial Mortgage Trust 2021-555(a)(h)	1M CME TERM SOFR + 2.51%	05/15/28	338,472

See Notes to Financial Statements.

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RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$50,000	Sofi Professional Loan Program Trust(h)	0.00%	01/25/48	$375,384
490,000	STWD 2025-FL4 LLC(a)(h)	1M CME TERM SOFR + 2.65%	11/19/42	491,711
750,000	Switch ABS Issuer LLC(h)	10.03%	06/25/29	776,263
446,000	UBS Commercial Mortgage Trust(a)	4.84%	02/15/28	416,402
500,000	UBS Commercial Mortgage Trust 2018-C11(a)	4.71%	06/15/28	475,893
453,000	UBS Commercial Mortgage Trust 2018-C13(a)	4.99%	10/15/28	421,228
300,000	UBS-Barclays Commercial Mortgage Trust 2013-C5(a)(h)	3.72%	03/10/46	280,859
76,920	Upstart Securitization Trust 2021-4(h)	3.19%	03/20/26	76,583
600,000	Vantage Data Centers Issuer LLC(h)	6.00%	01/15/31	599,898
350,000	Vital Care Issuer LLC(h)	6.74%	01/30/31	354,008
329,797	VMC Finance LLC(a)(h)	1M CME TERM SOFR + 2.76%	09/15/36	330,406
124,998	VOLT XCVI LLC(h)(j)	4.83%	03/27/51	125,115
9,894,577	Washington Mutural Asset-Backed Certificates WMABS Series 2007-HE2 Trust(a)	1M CME TERM SOFR + 0.44%	02/25/37	3,156,773
332,000	Wells Fargo Commercial Mortgage Trust(h)	3.12%	03/15/59	304,665
500,000	Wells Fargo Commercial Mortgage Trust	4.73%	06/15/28	481,139
1,832,000	Wells Fargo Commercial Mortgage Trust 2024-C63(a)(h)(i)	2.30%	08/15/57	282,853
250,000	WHARF Commercial Mortgage Trust 2025-DC(a)(h)	7.72%	07/15/30	254,267
708,186	Willis Engine Structured Trust VI(h)	7.39%	05/15/29	697,859
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $77,140,168)				72,509,159

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025	27

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

Shares/Description		Value
SHORT-TERM INVESTMENTS (9.27%)
20,210,316	State Street Institutional Treasury Money Market Fund Premier Class (7 Day Yield 3.712%)	$20,210,316

TOTAL SHORT-TERM INVESTMENTS
(Cost $20,210,316)		20,210,316

TOTAL INVESTMENTS (157.12%)
(Cost 381,227,817)		$342,508,674

Series A Cumulative Perpetual Preferred Shares (-27.52%)		(60,000,000)
Series B Cumulative Perpetual Preferred Shares (-27.52%)		(60,000,000)
Series C Term Preferred Shares (-1.92%)		(4,192,060)
Liabilities in Excess of Other Assets (-0.16%)		(329,857)

NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS (100.00%)		$217,986,757

Investment Abbreviations:

CME SOFR - Chicago Mercantile Exchange Secured Overnight Financing Rate

SOFR - Secured Overnight Financing Rate

Reference Rates:

1M CME SOFR - 1 Month CME SOFR as of December 31, 2025 was 3.69%

3M CME SOFR - 3 Month CME SOFR as of December 31, 2025 was 3.65%

30D US SOFR - 30 Day SOFR as of December 31, 2025 was 3.79%

1M US SOFR - 1 Month SOFR as of December 31, 2025 was 3.79%

PRIME - US Prime Rate as of December 31, 2025 was 6.75%

(a)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b)	Security is currently in default.
(c)	Loans are issued at discounts and do not have a stated interest rate. Rate indicated based on projected future cash flows and an implied 18-month final maturity from the date of origination of each underlying loan. Actual yield and maturity is dependent on timing of future payments.
(d)	Security may be deemed restricted to resale to institutional investors. As of December 31, 2025, the aggregate fair value was $56,568,444 representing 25.95% of net assets.
(e)	Contains past-due loan. A loan is deemed past-due at December 31, 2025, if the loan borrower has not made its required payment as of the most recent due date. As of December 31, 2025, $1,597,901 of whole loans were past due, which represents 0.73% of net assets

See Notes to Financial Statements.

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RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

(f)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. See Note 3 to the financial statements for additional information.
(g)	Non-income producing security.
(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $123,183,267, which represents 56.51% of net assets as of December 31, 2025.
(i)	Interest only securities.
(j)	Step up bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2025.
(k)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.
(l)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, as amended, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, as amended, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Directors (the "Board"). As of December 31, 2025, the aggregate fair value of those securities was $59,816, representing 0.03% of net assets.

Futures Contracts Sold:

Description	Contracts (Short)	Expiration Date	Notional Value	Value and Unrealized Appreciation/(Depreciation)
10-Yr U.S. Treasury Note Futures	(64)	March 2026	$7,361,000	$90,475
			$7,361,000	$90,475

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025	29

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Statement of Assets and Liabilities	December 31, 2025 (Unaudited)

ASSETS:
Investments in securities:
At cost	$381,227,817
At value	$342,508,674

Cash	14,611
Receivable for principal repayments	327,534
Variation margin receivable	12,000
Deposit with broker for futures contracts	163,200
Foreign currency, at value (Cost $107)	116
Receivable for investments sold	526,866
Interest receivable	2,280,151
Dividends receivable	101,551
Deferred offering costs	204,170
Prepaid and other assets	2,274
Total Assets	346,141,147

LIABILITIES:
Series C Term Preferred Shares (6.00%, $10 liquidation Value, 419,206 shares issued and outstanding)	$4,192,060
Payable for credit agreement fees	8,611
Dividend payable - Series A Cumulative Perpetual Preferred Shares	328,125
Dividend payable - Series B Cumulative Perpetual Preferred Shares	356,250
Dividend payable - Series C Term Preferred Shares	31,440
Payable for investments purchased	316,660
Payable for distributions to shareholders	2,374,062
Payable to Adviser	292,069
Payable to fund accounting and administration	30,458
Payable to transfer agency	6,975
Payable to Directors	1,421
Payable for compliance fees	21,304
Payable for custodian fees	16,582
Payable for audit fees	57,294
Other payables	121,079
Total Liabilities	8,154,390
Series A Cumulative Perpetual Preferred Shares (4.375%, $25 liquidation value, 2,400,000 shares issued and outstanding)	$60,000,000
Series B Cumulative Perpetual Preferred Shares (4.75%, $25 liquidation value, 2,400,000 shares issued and outstanding)	$60,000,000
Net Assets	$217,986,757

NET ASSETS CONSIST OF:
Paid-in capital	$293,269,167
Total distributable earnings (accumulated deficit)	(75,282,410)
Net Assets	$217,986,757

See Notes to Financial Statements.

30	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Statement of Assets and Liabilities	December 31, 2025 (Unaudited)

PRICING OF SHARES:
Net Assets	$217,986,757
Shares of common stock outstanding (50,000,000 of shares authorized, at $0.0001 par value per share)	24,990,131
Net asset value per share	$8.72

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025	31

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Statement of Operations	For the Six Months Ended December 31, 2025 (Unaudited)

INVESTMENT INCOME:
Interest	$12,833,064
Dividends	834,096
Other Income	8,739
Total Investment Income	13,675,899

EXPENSES:
Investment Adviser fee	1,717,490
Loan service fees	533,238
Accounting and administration fees	184,084
Dividends to Series C Term Preferred Shares	125,798
Legal expenses	92,645
Printing expenses	68,959
Director expenses	65,496
Transfer agent expenses	54,310
Interest expense on loan payable	51,605
Audit expenses	48,069
Listing expense	25,000
Custodian fees	18,091
Compliance expense	17,180
Insurance fee	1,827
Other expenses	31,562
Total Expenses	3,035,354
Net Investment Income	10,640,545

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	(2,524,372)
Futures contracts	527,893
Net realized loss	(1,996,479)
Net change in unrealized appreciation/depreciation on:
Investments	4,056,967
Futures contracts	(267,538)
Translation of assets and liabilities denominated in foreign currencies	26
Net change in unrealized appreciation/depreciation	3,789,455
Net Realized and Unrealized Gain on Investments	1,792,976
Dividends to Series A Cumulative Perpetual Preferred Shares	(1,312,500)
Dividends to Series B Cumulative Perpetual Preferred Shares	(1,425,000)
Net Increase in Net Assets Resulting from Operations	$9,696,021

See Notes to Financial Statements.

32	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Statements of Changes in Net Assets Attributable to Common Shareholders

	For the Six Months Ended December 31, 2025 (Unaudited)	For the Year Ended June 30, 2025
NET INCREASE/(DECREASE) IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS FROM OPERATIONS:
Net investment income	$10,640,545	$24,947,933
Net realized loss	(1,996,479)	(423,868)
Net change in unrealized appreciation/depreciation	3,789,455	(1,359,027)
Net increase in net assets resulting from operations	12,433,521	23,165,038
Distributions to Series A Preferred Shareholders	(1,312,500)	(2,625,036)
Distributions to Series B Preferred Shareholders	(1,425,000)	(2,850,000)
Net increase in net assets attributable to common shareholders resulting from operations	9,696,021	17,690,002

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From distributable earnings	(13,683,625)	(17,251,082)
From tax return of capital	–	(10,228,551)
Net decrease in net assets attributable to common shareholders from distributions to common shareholders	(13,683,625)	(27,479,633)

COMMON SHARE TRANSACTIONS:
Proceeds from shares sold, net of offering costs	9,179,187	6,735,659
Net increase in net assets attributable to common shareholders from capital share transactions	9,179,187	6,735,659

Net Increase/(Decrease) in Net Assets attributable to common shareholders	5,191,583	(3,053,972)

NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS:
Beginning of period	212,795,174	215,849,146
End of period	$217,986,757	$212,795,174

OTHER INFORMATION:
Common Share Transactions:
Shares outstanding - beginning of period	23,809,606	22,971,194
Shares sold	1,180,525	838,412
Common Shares outstanding - end of period	24,990,131	23,809,606

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025	33

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Statement of Cash Flows	For the Six Months Ended December 31, 2025 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$12,433,521
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchases of investment securities	(127,266,830)
Proceeds from disposition and paydowns on investment securities	118,379,565
Amortization of premium and accretion of discount on investments, net	3,767,425
Net purchases of short-term investment securities	(1,341,557)
Net realized (gain)/loss on:
Investments	2,524,372
Net change in unrealized appreciation/depreciation on:
Investments	(4,056,967)
(Increase)/Decrease in assets:
Interest receivable	137,875
Dividends receivable	(101,551)
Variation margin receivable	50,594
Deferred offering costs	(11,160)
Receivable for principal repayments	78,578
Prepaid and other assets	27,104
Increase/(Decrease) in liabilities:
Payable for credit agreement fees	278
Payable to transfer agency	(1,933)
Payable to Adviser	24,545
Payable to fund accounting and administration	(19,528)
Payable to Directors	1,421
Payable for audit fees	37,269
Payable for compliance fees	7,748
Payable for custodian fees	1,603
Other payables	27,472
Net cash provided by operating activities	$4,699,844

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of capital shares	$9,179,187
Cash distributions paid to common shareholders	(11,309,563)
Cash distributions paid to preferred shareholders	(2,737,501)
Net cash used in financing activities	$(4,867,877)

Net decrease in cash and restricted cash	$(168,033)
Cash and restricted cash, beginning of period	$345,960
Cash and restricted cash, end of period	$177,927

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest expense and fees for line of credit	$51,327

See Notes to Financial Statements.

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RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Statement of Cash Flows	For the Six Months Ended December 31, 2025 (Unaudited)

Reconciliation of restricted and unrestricted cash at the beginning of period to the statement of assets and liabilities:
Cash	$7,544
Foreign Cash	$116
Deposit with broker for futures contracts	$338,300

Reconciliation of restricted and unrestricted cash at the end of the period to the statement of assets and liabilities:
Cash	$14,611
Foreign Cash	$116
Deposit with broker for futures contracts	$163,200

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025	35

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Financial Highlights	For a common share outstanding throughout the periods presented

Net asset value - beginning of year
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss)(b)
Total income/(loss) from investment operations
Less distributions to common shareholders:
From net investment income
From tax return of capital
Total distributions to common shareholders
Less distributions to preferred shareholders:
From net investment income
Total distributions to preferred shareholders
Capital share transactions:
Dilutive effect of rights offering
Common share offering costs charged to paid-in capital
Total capital share transactions
Preferred Stock issuance and offering costs charged to paid-in capital
Total preferred stock transactions
Net increase/(decrease) in net asset value
Net asset value - end of year
Market price - end of year
Total Return(e)
Total Return - Market Price(e)
Supplemental Data:
Net assets, end of period(in thousands)
Ratio of expenses to average net assets(g)(h)
Ratio of net investment income
Portfolio turnover rate
Loan payable (in thousands)
Asset coverage per $1,000 of loan payable(j)
Cumulative Preferred Stock (in thousands)
Asset coverage of Preferred Stock(k)
Involuntary liquidating preference per unit of Series A Cumulative Preferred Stock
Average market value per unit of Series A Cumulative Preferred Stock
Involuntary liquidating preference per unit of Series B Cumulative Preferred Stock
Average market value per unit of Series B Cumulative Preferred Stock
Involuntary liquidating preference per unit of Series C Term Preferred Stock
Average market value per unit of Series C Term Preferred Stock

See Notes to Financial Statements.

36	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Financial Highlights	For a common share outstanding throughout the periods presented

For the Six Months Ended December 31, 2025 (Unaudited)		For the Year Ended June 30, 2025		For the Year Ended June 30, 2024	For the Year Ended June 30, 2023		For the Year Ended June 30, 2022		For the Year Ended June 30, 2021
$8.94		$9.40		$9.61	$11.27		$15.17		$14.91

0.44		1.06		1.13	0.97		0.87		0.92
0.07		(0.08)		0.11	(0.78)		(2.49)		1.73
0.51		0.98		1.24	0.19		(1.62)		2.65

(0.57)		(0.73)		(0.88)	(0.91)		(0.81)		(1.02)
–		(0.44)		(0.33)	(0.59)		(1.03)		(1.01)
(0.57)		(1.17)		(1.21)	(1.50)		(1.84)		(2.03)

(0.11)		(0.23)		(0.24)	(0.25)		(0.24)		(0.13)
(0.11)		(0.23)		(0.24)	(0.25)		(0.24)		(0.13)

(0.05	)(c)	(0.04	)(c)	–	(0.10	)(c)	(0.06	)(c)	(0.05	)(c)
–		–		–	–		(0.01)		0.00	(d)
(0.05)		(0.04)		–	(0.10)		(0.07)		(0.05)
–		–		–	–		(0.13)		(0.18)
–		–		–	–		(0.13)		(0.18)
(0.22)		(0.46)		(0.21)	(1.66)		(3.90)		0.26
$8.72		$8.94		$9.40	$9.61		$11.27		$15.17
$7.95		$8.55		$8.65	$8.54		$10.89		$15.58
4.00	%(f)	7.98%		11.28%	(1.26%)		(14.82%)		16.88%
(0.47	%)(f)	12.99%		17.04%	(7.92%)		(19.86%)		28.67%

$217,987		$212,795		$215,849	$220,659		$219,123		$224,826
2.82	%(i)	2.78%		2.75%	2.22%		1.93%		2.10%
9.87	%(i)	11.52%		12.03%	9.61%		6.32%		6.15%
38	%(f)	82%		117%	75%		44%		54%
$–		$–		$–	$–		$–		$21,000
–		–		–	–		–		14,563
$124,192		$124,192		$120,000	$120,000		$120,000		$60,000
68		67		70	71		71		119
25.00		25.00		25.00	25.00		25.00		25.00
17.13		18.54		18.25	18.59		22.98		24.44
25.00		25.00		25.00	25.00		25.00		–
18.63		20.00		19.59	19.64		22.93		–
10.00		10.00		–	–		–		–
10.18		10.12		–	–		–		–

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025	37

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Financial Highlights	For a common share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying closed-end funds in which the Fund invests. The ratio does not include net investment income of the closed-end funds in which the Fund invests.
(c)	Represents the impact of the Fund’s rights offering of 1,180,525 shares in November 2025, 838,412 shares in November 2024, 3,508,633 in September 2022 and 2,926,441 shares in October 2021 at a subscription price per share based on a formula. For more details please refer to Note 10 of the Notes to Financial Statements.
(d)	Less than $0.005 per share.
(e)	Total investment return is calculated assuming a purchase of common shares at the opening on the first day and a sale at closing on the last day of each period reported. For purposes of the Total Return calculations, dividends and distributions, if any, are assumed to be reinvested at NAV. For purposes of the Total Return-Market Price calculation, dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any. Total return on Market Price does not reflect any sales load paid by investors. Periods less than one year are not annualized.
(f)	Not annualized.
(g)	Ratio includes leverage expenses and loan service fees of 0.54%, 0.61%, 0.59%, 0.00%, 0.05% and 0.21% respectively, that are outside the expense limit.
(h)	The ratios exclude the impact of income and expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(i)	Annualized.
(j)	Calculated by subtracting the Fund’s total liabilities (excluding the debt balance and accumulated unpaid interest) from the Fund’s total assets and dividing by the outstanding debt balance.
(k)	The asset coverage ratio for a class of senior securities representing stock is calculated as the Fund’s total assets, less all liabilities and indebtedness not represented by the Fund’s senior securities, divided by secured senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of secured senior securities which are stock, is the amount to which such class of senior security would be entitled on involuntary liquidation of the issuer in preference to a security junior to it. Series B Perpetual Preferred Stock and Series C Term Preferred Stock have the same priority with respect to payment of dividends and distributions and liquidation preference as the issued and outstanding Series A Preferred Stock and any other shares of preferred stock that the Fund may issue. With respect to the Series A Perpetual Preferred Stock, Series B Perpetual Preferred Stock and Series C Term Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a liquidation preference of $25 for Series A and Series B Preferred Stock, and a liquidation of $10 for Series C Preferred Stock) and is equivalent to the Asset Coverage of Preferred Stock presented given Series A, Series B and Series C Preferred Stock have a pari-passu liquidation preference.

See Notes to Financial Statements.

38	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

1. ORGANIZATION

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (the “Fund”) is a closed-end management investment company that was organized as a Maryland corporation on June 22, 2016, and commenced investment operations on September 28, 2016. The investment adviser to the Fund is RiverNorth Capital Management, LLC (the “Adviser”). The Fund’s sub-adviser is DoubleLine Capital, LP (“Sub-Adviser”). The Fund is a diversified investment company with an investment objective to seek current income and overall total return.

The Fund seeks to achieve its investment objective by allocating its Managed Assets among three principal strategies: Tactical Closed-End Fund Income Strategy, Alternative Credit Strategy and Opportunistic Income Strategy. The Adviser determines the portion of the Fund’s Managed Assets to allocate to each strategy and may, from time to time, adjust the allocations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance applicable to investment companies as codified in Accounting Standards Codification (“ASC”) Topic 946 – Financial Services – Investment Companies. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on December 31, 2025.

Security Valuation: The Fund’s investments are generally valued at their fair value using market quotations. If a market value quotation is unavailable a security may be valued at its estimated fair value as described in Note 3.

Security Transactions and Related Income: The Fund follows industry practice and records security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Fund and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Settlement on bank loans transactions may be in excess of seven business days. Interest only stripped mortgage-backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Fund upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Semi-Annual Report | December 31, 2025	39

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Cash Balance: The Fund places its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Corporation ("FDIC") up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. Management monitors the financial institutions’ creditworthiness in conjunction with balances on deposit to minimize risk. The Fund from time to time may have amounts on deposit in excess of the insured limits.

Preferred Stock: In accordance with ASC 480-10-25, the Fund’s Series A and Series B Cumulative Perpetual Preferred Stock have been classified as equity on the Statement of Assets and Liabilities. Refer to "Note 9. Preferred Stock" for further details.

Other: The Fund holds certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or long-term capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

The Fund invests in closed-end funds, each of which has its own investment risks. Those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one closed end fund than in another, the Fund will have greater exposure to the risks of that closed end fund.

Common Share Valuation: The net asset value ("NAV") is generally calculated as of the close of trading on the NYSE (normally 4:00 p.m. Eastern Time) every day the NYSE is open. The NAV is calculated by dividing the value of all of the securities and other assets of the Fund, less the liabilities (including accrued expenses and indebtedness), by the total number of common shares outstanding.

Federal Income Taxes: The Fund has been treated as, and intends to qualify each year for special tax treatment afforded to, a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“IRC”). In order to qualify as a RIC, the Fund must, among other things, satisfy income, asset diversification and distribution requirements. As long as it so qualifies, the Fund will not be subject to U.S. federal income tax to the extent that it distributes annually its investment company taxable income and its “net capital gain”. If the Fund retains any investment company taxable income or net capital gain, it will be subject to U.S. federal income tax on the retained amount at regular corporate tax rates. In addition, if the Fund fails to qualify as a RIC for any taxable year, it will be subject to U.S. federal income tax on all of its income and gains at regular corporate tax rates.

40	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

As of and during the six months ended December 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses on the Statement of Operations. During the six months ended December 31, 2025, the Fund did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to common shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or NAV per common share of the Fund.

The Fund maintains a level distribution policy. The Fund distributes to common shareholders regular monthly cash distributions of its net investment income. In addition, the Fund distributes its net realized capital gains, if any, at least annually. At times, to maintain a stable level of distributions, the Fund may pay out less than all of its net investment income or pay out accumulated undistributed income, or return of capital, in addition to current net investment income. Any distribution that is treated as a return of capital generally will reduce a common shareholder’s basis in his or her shares, which may increase the capital gain or reduce the capital loss realized upon the sale of such shares. Any amounts received in excess of a common shareholder’s basis are generally treated as capital gain, assuming the shares are held as capital assets. The Board of Directors of the Fund (the "Board" and the members thereof, "Directors") approved the implementation of the level distribution policy to make monthly cash distributions to common shareholders, stated in terms of a rate equal to 12.5% of the average of the Fund’s NAV per common share for the final five trading days of the previous calendar year. The Fund made monthly distributions to common shareholders set at a level monthly rate of $0.0950 per common share for the period from July 1, 2025 to December 31, 2025.

Previously, the Board approved the adoption of a managed distribution plan in accordance with a Section 19(b) exemptive order whereby the Fund made monthly distributions to common shareholders set at a fixed monthly rate.

Distributions to holders of preferred stock are accrued on a daily basis as described in Note 9.

Semi-Annual Report | December 31, 2025	41

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

Return of Capital Distributions: At times, to maintain a stable level of distributions, the Fund may pay out less than all of its net investment income or pay out accumulated undistributed income, or return of capital, in addition to current net investment income. Any distribution that is treated as a return of capital generally will reduce a common shareholder’s basis in his or her shares, which may increase the capital gain or reduce the capital loss realized upon the sale of such shares.

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Pursuant to the requirements of Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee to make all fair valuation determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight.

42	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

Equity securities, including closed-end funds and business development company notes, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, as the Fund’s valuation designee, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including short-term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be classified as Level 1 if the securities are determined to have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the investment will be valued using the NAV reported by the investment fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, foreign and U.S. government bonds, non-agency collateralized mortgage obligations, U.S. Government/ Agency mortgage-backed securities, bank loans, and collateralized loan obligations are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern Time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Small business loans, as an asset class, are not presently traded on a developed secondary market. Therefore, market quotations are not available. Accordingly, all small business loans are fair valued as determined in good faith by the Adviser pursuant to policies and procedures approved by the Board and subject to the Board’s oversight. The Fund’s holdings in small business loans are fair valued daily by the Adviser using a discounted cash flow methodology, as an income approach. Discounted cash flow is a valuation technique that provides an estimation of the fair value of an asset based on expectations about cash flows that a small business loan would generate over time. In general, the primary inputs of fair value in the small business loan valuation model are projected loss rate and adjusted discount rate. A discounted cash flow model begins with an estimation of periodic cash flows expected to be generated over a discrete period of time (generally the time remaining until maturity of the loan). The estimated cash flows for each interval period (generally monthly) are then converted to their present value equivalent using a rate of return appropriate for the risk of achieving projected cash flows. Although not exhaustive, discounted cash flow models factor in borrower level data. Loans made to small businesses may incorporate different factors.

Semi-Annual Report | December 31, 2025	43

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

Short-term investments in fixed income securities, excluding money market funds, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, and of sufficient credit quality, are valued by using the amortized cost method of valuation. These securities will be classified as Level 2 securities.

In accordance with the Fund’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds in which the Fund invests default or otherwise cease to have market quotations readily available.

44	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

The following is a summary of the inputs used at December 31, 2025 in valuing the Fund’s assets and liabilities:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-End Funds	$2,918,695	$–	$–	$2,918,695
Business Development Companies - Preferred Shares	2,653,830	–	–	2,653,830
Bank Loans	–	66,338	–	66,338
Small Business Loans	–	–	56,568,444	56,568,444
Business Development Company Notes	–	11,850,494	–	11,850,494
Common Stocks	3,895,401	4	–	3,895,405
Collateralized Loan Obligations	–	17,611,742	–	17,611,742
Rights	–	6,313	–	6,313
Warrants	55,894	2,676	–	58,570
U.S. Corporate Bonds	–	504,260	–	504,260
U.S. Government / Agency Mortgage Backed Securities	–	153,549,998	–	153,549,998
Foreign Corporate Bonds	–	105,110	–	105,110
Non-Agency Collateralized Mortgage Obligations	–	72,509,159	–	72,509,159
Short-Term Investments	20,210,316	–	–	20,210,316
Total	$29,734,136	$256,206,094	$56,568,444	$342,508,674
Other Financial Instruments**
Assets:
Future Contracts	$90,475	$–	$–	$90,475
Total	$90,475	$–	$–	$90,475

*	Refer to the Fund’s Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments reflected in the Schedule of Investments. Futures contracts are reported at their unrealized appreciation/depreciation.

Semi-Annual Report | December 31, 2025	45

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

The changes of the fair value of investments for which the Fund has used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of June 30, 2025	Accrued Discount/ premium	Return of Capital	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Proceeds from Paydowns	Transfer into Level 3	Transfer Out of Level 3	Balance as of December 31, 2025	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at December 31, 2025
Small Business Loans	$60,747,069	$–	$–	$(1,583,677)	$613,189	$63,456,569	$(66,664,706)	$–	$–	$56,568,444	$(1,771.443)
	$60,747,069	$–	$–	$(1,583,677)	$613,189	$63,456,569	$(66,664,706)	$–	$–	$56,568,444	$(1,771,443)

The table below provides additional information about the Level 3 Fair Value Measurements as of December 31, 2025:

Asset Class	Fair Value	Valuation Technique	Unobservable Inputs(a)	Value/Range (Weighted Average)
Small Business Loans	$56,568,444	Income Approach	Loss-Adjusted Discount Rate	5.62%-22.88% (10.96%)
			Projected Loss Rate	0.00%-100.00% (19.38%)

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Inputs	Impact to Value if Input Increases	Impact to Value if Input Decreases
Loss-Adjusted Discount Rate	Decrease	Increase
Projected Loss Rate	Decrease	Increase

Futures

The Fund may invest in futures contracts in accordance with its investment objectives. The Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a fund from liquidating an unfavorable position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, a fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The Fund is party to certain enforceable master netting arrangements, which provide for the right of offset under certain circumstances, such as the event of default.

46	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

When a purchase or sale of a futures contract is made by a fund, the fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposit with broker for futures contracts on the Statement of Assets and Liabilities. Each day the Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by the Fund. Variation margin does not represent a borrowing or loan by the Fund but instead is a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Derivative Instruments: The following tables disclose the amounts related to the Fund’s use of derivative instruments.

The effect of derivatives instruments on the Fund’s Statement of Assets and Liabilities as of December 31, 2025:

Asset Derivatives
Risk Exposure Statement	Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk (Futures Contracts)*	Net unrealized appreciation on Futures Contracts	$90,475

*	The value presented includes cumulative loss on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is variation margin receivable as of December 31, 2025.

Semi-Annual Report | December 31, 2025	47

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

The effect of derivative instruments on the Statement of Operations for the six months ended December 31, 2025:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives	Change in Unrealized Appreciation/ Depreciation on Derivatives
Interest rate risk (Futures contracts)	Net realized gain on futures contracts; Net change in unrealized appreciation/depreciation on futures contracts	$527,893	$(267,538)

The futures contracts average notional amount during the six months ended December 31, 2025, are noted below:

Fund	Average Notional Amount of Futures Contracts
RiverNorth/DoubleLine Strategic Opportunity Fund	$8,743,281

4. ADVISORY FEES, DIRECTOR FEES AND OTHER AGREEMENTS

RiverNorth serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement with the Fund (the "Agreement"), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objectives and policies. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.00% of the average daily Managed Assets of the Fund. “Managed Assets” are defined as the total assets of the Fund, including assets attributable to leverage, minus liabilities other than debt representing leverage and any preferred stock that may be outstanding. For the six months ended December 31, 2025, the Adviser earned fees of $1,717,490, of which $292,069 remained payable at December 31, 2025. The Fund also accrued $17,180 in chief compliance officer ("CCO") fees, of which $21,304 remained payable at December 31, 2025.

DoubleLine Capital, LP is the investment sub-adviser to the Fund. Under the terms of the sub-advisory agreement, the Sub-Adviser, subject to the supervision of the Adviser and the Board, provides or arranges to be provided to the Fund such investment advice as deemed advisable and will furnish or arrange to be furnished a continuous investment program for the portion of assets managed in the Fund consistent with the Fund’s investment objective and policies. As compensation for its sub-advisory services, the Adviser is obligated to pay the Sub-Adviser a fee computed and accrued daily and paid monthly in arrears based on an annual rate of 0.50% of the average daily Managed Assets of the Fund.

48	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

ALPS Fund Services, Inc. (“ALPS”) provides the Fund with fund administration and fund accounting services. As compensation for its services to the Fund, ALPS receives an annual fee based on the Fund’s average daily net assets, subject to certain minimums.

State Street Bank & Trust, Co. serves as the Fund’s custodian. Inspira Financial Trust, LLC serves as a custodian for electronic loan documents related to the Alternative Credit Strategy.

DST Systems, Inc. (“DST”), the parent company of ALPS, serves as the Transfer Agent to the Fund. Under the Transfer Agency Agreement, DST is responsible for maintaining all shareholder records of the Fund. DST is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc., a publicly traded company listed on the NASDAQ Global Select Market.

The Fund pays no salaries or compensation to its officers or to any interested Director employed by the Adviser or Sub-Adviser, and the Fund has no employees. For their services, the Directors of the Fund who are not employed by the Adviser or Sub-Adviser, receive an annual retainer in the amount of $16,500, an additional $2,000 for attending each quarterly meeting of the Board and an additional fee of $1,500 for each special meeting of the Board. In addition, the lead Independent Director receives $1,333 annually, the Chair of the Audit Committee receives $1,111 annually and the Chair of the Nominating and Corporate Governance Committee receives $667 annually. The Directors not employed by the Adviser or Sub-Adviser are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings of the Board.

The CCO of the Fund is an employee of the Adviser. The Fund reimburses the Adviser for certain compliance costs related to the Fund, including a portion of the CCO’s compensation.

5. NEW ACCOUNTING PRONOUNCEMENTS AND RULE ISSUANCES

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted disclosures only and did not affect the Fund’s financial position nor the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by a public entity’s chief operating decision maker (the “CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Principal Financial Officer, acting together as the Fund’s CODM, has determined that the Fund has operated as a single segment since inception. The CODM monitors the operating results of the Fund, as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of the related Prospectus, based on the defined investment objectives and strategies that are executed by the Fund’s portfolio management team. The financial information, in the form of the Fund’s holdings, total returns, expense ratios, and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the Fund’s performance versus the Fund’s benchmark and to make resource allocation decisions for the Fund’s segment, which is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Fund’s Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the Statement of Operations.

Semi-Annual Report | December 31, 2025	49

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

In December 2023, the FASB issued Accounting Standards update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

6. CREDIT AGREEMENT

The Fund may borrow money and/or issue preferred stock, notes or debt securities for investment purposes. These practices are known as leveraging. The Fund may use leverage through borrowings or the issuance of preferred stock, in an aggregate amount of up to 33 1/3% of the Fund’s total assets immediately after such borrowings or issuance.

On August 1, 2023, the Fund entered into a credit agreement with BNP Paribas (“BNP Credit Agreement”). The BNP Credit Agreement permits the Fund to borrow funds that are collateralized by assets held at BNP Paribas pursuant to the agreement. Under the terms of the BNP Credit Agreement, the Fund may borrow up to $25,000,000 bearing an interest rate of the Overnight Bank Funding Rate plus a fixed rate determined by the securities pledged as collateral. Any unused portion of the BNP Credit Agreement is subject to a commitment fee of 0.50% of the unused portion of the facility until a utilization of 80% or greater is met.

The Fund did not utilize the BNP Credit Agreement for the six months ended December 31, 2025. There was no outstanding balance on the BNP Credit Agreement as of December 31, 2025.

7. TAX BASIS INFORMATION

It is the Fund’s policy to meet the requirements of the IRC applicable to regulated investment companies, and to distribute all of its taxable net income to its shareholders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gains were recorded by the Fund.

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end and are not available for the six months ended December 31, 2025.

50	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

The tax character of the distributions paid by the Fund during the fiscal year ended June 30, 2025 was as follows:

For the Year Ended June 30, 2025
Ordinary Income	$17,251,082
Ordinary Income Preferred	4,905,979
Return of Capital	10,228,551
Total	$32,385,612

Unrealized Appreciation and Depreciation on Investments: As of December 31, 2025, net unrealized appreciation/(depreciation) of investments based on federal tax costs was as follows:

Cost of investments for income tax purposes	$381,227,817
Gross appreciation on investments (excess of value over tax cost)	7,323,747
Gross depreciation on investments (excess of tax cost over value)	(45,952,415)
Net unrealized depreciation on investments	$(38,628,668)

The difference between book and tax basis unrealized appreciation/(depreciation) for the Fund is primarily attributable to wash sales, income adjustments on income-only securities and grantor trusts.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. No income tax returns are currently under examination. The tax years since 2018 remain subject to examination by the tax authorities in the United States. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

8. INVESTMENT TRANSACTIONS

Investment transactions for the six months ended December 31, 2025, excluding long term U.S. Government Obligations and short-term investments, were as follows:

Purchases	Sales
$125,847,619	$113,611,643

Semi-Annual Report | December 31, 2025	51

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

Investment Transactions in long term U.S. Government Obligations for the six months ended December 31, 2025 were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$–	$4,820,684

9. PREFERRED STOCK

At December 31, 2025, the Fund had issued and outstanding 2,400,000 shares of Series A Cumulative Perpetual Preferred Stock, listed under trading symbol OPPPRA on the NYSE, with a par value of $0.0001 per share and a liquidation preference of $25.00 per share plus accrued and unpaid dividends (whether or not declared), 2,400,000 shares of Series B Cumulative Perpetual Preferred Stock, listed under trading symbol OPPPRB on the NYSE, with a par value of $0.0001 per share and a liquidation preference of $25.00 per share plus accrued and unpaid dividends (whether or not declared) and 419,206 shares of Series C Term Preferred Stock, listed under trading symbol OPPPRC on the NYSE American, with a par value of $0.0001 per share and a liquidation preference of $10.00 per share plus accrued but unpaid dividends (whether or not declared). The Fund issued 2,400,000 shares of Series A Cumulative Perpetual Preferred Stock on October 23, 2020, 2,400,000 shares of Series B Cumulative Perpetual Preferred Stock on November 22, 2021 and 419,206 shares of Series C Term Preferred Stock on December 2, 2024. The Series A Cumulative Perpetual Preferred Stock is entitled to voting rights and a dividend at a rate of 4.375% per year, paid quarterly, based on the $25.00 liquidation preference before the common stock is entitled to receive any dividends. The Series B Cumulative Perpetual Preferred Stock is entitled to voting rights and a dividend at a rate of 4.75% per year, paid quarterly, based on the $25.00 liquidation preference before the common stock is entitled to receive any dividends. The Series C Term Preferred Stock is entitled to voting rights and a dividend at a rate of 6.00% per year, paid quarterly, based on the $10.00 liquidation preference before the common stock is entitled to receive any dividends. The Series A Cumulative Perpetual Preferred Stock is generally not redeemable at the Fund’s option prior to November 15, 2025, and is subject to mandatory redemption by the Fund in certain circumstances. The Series B Cumulative Perpetual Preferred Stock is generally not redeemable at the Fund’s option prior to February 15, 2027, and is subject to mandatory redemption by the Fund in certain circumstances. The Series C Term Preferred Stock is not subject to optional redemption prior to December 1, 2027, unless the redemption is necessary, in the judgement of the board of Directors, to maintain the Fund’s status as a RIC under Subchapter M of the IRC. On or after November 15, 2025, the Fund may redeem in whole, or from time to time in part, outstanding Series A Cumulative Perpetual Preferred Stock at a redemption price per share equal to the per share liquidation preference of $25.00 per share, plus accumulated and unpaid dividends, if any, through the date of redemption. On or after February 15, 2027, the Fund may redeem in whole, or from time to time in part, outstanding Series B Cumulative Perpetual Preferred Stock at a redemption price per share equal to the per share liquidation preference of $25.00 per share, plus accumulated and unpaid dividends, if any, through the date of redemption. On December 1, 2027, the Fund will redeem all outstanding Series C Term Preferred Stock at a redemption price per share equal to the per share liquidation preference of $10.00 per share, plus accumulated and unpaid dividends and distributions, if any, through the date of redemption.

52	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

Series	First Redemption Date	Fixed Rate	Shares Outstanding	Aggregate Liquidation Preference	Estimated Fair Value
Series A	November 15, 2025	4.375%	2,400,000	$60,000,000	$40,680,000
Series B	February 15, 2027	4.750%	2,400,000	$60,000,000	$44,016,000
Series C	December 1, 2027	6.00%	419,206	$4,192,060	$4,288,477

10. CAPITAL SHARE TRANSACTIONS

The Fund’s authorized capital stock consists of 50,000,000 shares of common stock, $0.0001 par value per share, all of which was initially classified as common shares. Of the 50,000,000 authorized shares of common stock, 2,530,000 shares have been reclassified as Series A Preferred Stock, and 2,400,000 shares have been reclassified as Series B Preferred Stock and 5,743,500 have been reclassified as Series C Preferred Stock. Under the rules of the NYSE applicable to listed companies, the Fund is required to hold an annual meeting of stockholders in each year.

On August 12-13, 2025, the Board approved rights offerings to participating shareholders of record who were allowed to subscribe for new common shares of the Fund. Record date shareholders received one right for each Common Share held on record date (“Right”). For every three Rights held, a holder of the rights record date shareholder was entitled to buy one new common shares of the Fund. The Fund issued new shares of common stock at a subscription price that represented 90% of the reported NAV on the expiration date of each rights offering. Offering costs were charged to paid-in-capital-upon the exercise of the rights.

On August 13-14, 2024, the Board approved rights offerings to participating shareholders of record who were allowed to subscribe for new common shares of the Fund (the “Primary Subscription”). Record date shareholders received one right for each Common Share held on record date (“Right”). For every six Rights held, a holder of the rights record date shareholder was entitled to buy two new common shares of the Fund and one new Series C Term Preferred share of the Fund. Record date shareholders who fully exercise their Rights in the Primary Subscription will bewere entitled to subscribe for additional common shares. The Fund issued new shares of common stock at a subscription price that represented 90% of the reported NAV on the expiration date of each rights offering. Offering costs were charged to paid-in-capital-upon the exercise of the rights.

On August 12-13, 2020, August 10-11, 2021 and August 9-10, 2022, respectively, the Board approved rights offerings to participating shareholders of record who were allowed to subscribe for new common shares of the Fund (the “Primary Subscription”). Record date shareholders received one right for each common share held on the Record Date ("Right"). For every three Rights held, a holder of the Rights was entitled to buy one new common share of the Fund. Record date shareholders who fully exercised all Rights initially issued to them in the Primary Subscription were entitled to buy those common shares that were not purchased by other record date shareholders. The Fund issued new shares of common stock at a subscription price that represented 92.5% to 97.5% of the reported NAV on the expiration date of each rights offering. Offering costs were charged to paid-in-capital upon the exercise of the Rights.

Semi-Annual Report | December 31, 2025	53

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

The shares of common stock issued, subscription price, and offering costs for the rights offerings were as follows:

Record Date	Expiration Date	Shares of Common Stock Issued	Subscription Price	Offering Costs
September 3, 2020	October 1, 2020	472,995	$13.88	$122,545
September 7, 2021	October 1, 2021	2,926,441	$14.48	$292,000
August 25, 2022	September 23, 2022	3,508,633	$9.70	$122,884
November 5, 2024	November 25, 2024	838,412	$8.42	$250,000
October 24, 2025	November 18, 2025	1,180,525	$7.94	$194,182

On April 7, 2021 and December 29, 2021, the Fund entered into a distribution agreement with ALPS Distributors, Inc. ("ADI") under which the Fund may offer to sell up to 10,000,000 shares of the Fund’s common stock from time to time in an “at the market” offering. On May 20, 2025, the Fund entered into a new distribution agreement with ADI, replacing the previous agreement, pursuant to which the Fund may offer and sell up to 10,000,000 shares of the Fund’s common stock from time to time through ADI.

There were no shares issued through the at-the-market offering during the six months ended December 31, 2025.

The Fund has issued and outstanding 24,990,131 shares of common stock at December 31, 2025.

Additional shares of the Fund may be issued under certain circumstances, including pursuant to the Fund’s automatic dividend reinvestment plan (the "Plan"). Additional information concerning the Plan is included within this report.

11. INDEMNIFICATIONS

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that may contain general indemnification clauses. The Fund’s maximum exposure under those arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

54	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

12. SUBSEQUENT EVENTS

Subsequent to December 31, 2025, the Fund paid the following distributions:

Ex-Date	Record Date	Payable Date	Rate (per share)
January 15, 2026	January 15, 2026	January 30, 2026	$0.0910
February 13, 2026	February 13, 2025	February 27, 2026	$0.0910

On February 2, 2026, the Board declared Series A, Series B and Series C preferred stock dividends in the amount of $0.27344, $0.29688 and $0.15 per share, respectively, payable on February 13, 2026 to preferred shareholders of record on February 2, 2026 with an ex date of February 2, 2026.

The Fund has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

Semi-Annual Report | December 31, 2025	55

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Dividend Reinvestment Plan	December 31, 2025 (Unaudited)

The Fund has an automatic dividend reinvestment plan (the "Plan") commonly referred to as an “opt-out” plan. Unless the registered owner of common shares elects to receive cash by contacting DST Systems, Inc. (the “Plan Administrator”), all dividends and distributions declared on common shares will be automatically reinvested by the Plan Administrator for shareholders in the Plan, in additional common shares. Common shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Such notice will be effective with respect to a particular dividend or other distribution (together, a “Dividend”). Some brokers may automatically elect to receive cash on behalf of common shareholders and may re-invest that cash in additional common shares. Reinvested Dividends will increase the Fund’s Managed Assets on which the management fee is payable to the Adviser (and by the Adviser to the Sub-Adviser).

Whenever the Fund declares a Dividend payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding common shares on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per common share is equal to or greater than the NAV per common share, the Plan Administrator will invest the Dividend amount in Newly Issued common shares on behalf of the participants. The number of Newly Issued common shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the Fund’s NAV per common share on the payment date. If, on the payment date for any Dividend, the NAV per common share is greater than the closing market value plus estimated brokerage commissions (i.e., the Fund’s common shares are trading at a discount), the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases.

In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the common shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in common shares acquired in Open-Market Purchases. It is contemplated that the Fund will pay monthly income Dividends. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the NAV per common share, the average per common share purchase price paid by the Plan Administrator may exceed the NAV of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued common shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued common shares at the NAV per common share at the close of business on the Last Purchase Date.

56	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Dividend Reinvestment Plan	December 31, 2025 (Unaudited)

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

Beneficial owners of common shares who hold their common shares in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan. In the case of common shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of common shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends, even though such participants have not received any cash with which to pay the resulting tax. Participants that request a sale of common shares through the Plan Administrator are subject to brokerage commissions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. All correspondence or questions concerning the Plan should be directed to the Plan Administrator at (844) 569-4750.

Semi-Annual Report | December 31, 2025	57

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Additional Information	December 31, 2025 (Unaudited)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (888) 848-7569 and (2) from Form N-PX filed by the Fund with the U.S. Securities and Exchange Commission ("SEC") on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of the fiscal year on Part F of Form N-PORT. The Fund’s first and third fiscal quarters end on September 30 and March 31. The Form N-PORT filing must be filed within 60 days of the end of the quarter. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. You may also obtain copies by calling the Fund at 1-888-848-7569.

STOCKHOLDER MEETING RESULTS

On September 22, 2025, the Fund held a Meeting of Stockholder to consider the proposals set forth below. The following votes were recorded:

Election of J. Wayne Hutchens as a Class II Director of the Fund

	Shares Voted	% of Shares Voted
For	18,955,809	92.17%
Withheld	1,610,074	7.83%
Total	20,565,883	100.00%

Election of Jerry R. Raio as a Class II Director of the Fund

	Shares Voted	% of Shares Voted
For	19,593,579	95.27%
Withheld	972,304	4.73%
Total	20,565,883	100.00%

Election of David M. Swanson as a Class III Director of the Fund

	Shares Voted	% of Shares Voted
For	2,416,117	85.33%
Withheld	415,503	14.67%
Total	2,831,620	100.00%

58	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2025 (Unaudited)

Consideration of the Advisory Agreement

At a meeting (the “Meeting”) of the Board of Directors (the “Board” or the “Directors”) of the RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (the “Fund”) held on November 11-12, 2025 and called expressly for that purpose, the Board, including a majority of the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) (the “Independent Directors”), considered the renewal of the advisory agreement between RiverNorth Capital Management, LLC (the “Adviser”) and the Fund (the “Advisory Agreement”). In its consideration of the Advisory Agreement, the Board considered information and materials furnished by the Adviser in advance of and at the Meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Advisory Agreement. The Board received materials compiled by the Adviser and the Fund’s administrator, including a copy of the Advisory Agreement, the Adviser’s response to a questionnaire regarding the Adviser’s profitability, organization, management and operations, a copy of the Adviser’s Form ADV, the Adviser’s audited financial statements, information regarding the Adviser’s assets under management, an overview of the Fund’s cumulative and annualized returns as compared to the Fund’s benchmark, the Fund’s fact sheet for the quarter ended September 30, 2025, a performance comparison of the Fund to other funds managed by the Adviser, information regarding the Adviser’s compliance programs and a third-party comparison report regarding the Fund’s performance and fees compared to benchmark indices and peer funds provided by FUSE Research Network, LLC (“FUSE”). The Board considered the following factors, among others, in reaching its determination to renew the Advisory Agreement: (i) the investment performance of the Fund and the investment performance of the Adviser, (ii) the nature, extent and quality of the services provided by the Adviser to the Fund, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by the Adviser and any of its affiliates from the relationship with the Fund, (v) the extent to which economies of scale will be realized by the Fund as it grows, and (vi) whether the Fund’s fee levels reflected the economies of scale to the benefit of the Fund’s shareholders.

The Directors relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Directors’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Director may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement. Although not meant to be all-inclusive, the following discussion summarizes the factors considered and conclusions reached by the Directors in determining to renew the Advisory Agreement at the Meeting, including during executive sessions with their independent legal counsel.

Performance, Fees and Expenses

The Board reviewed the performance of the Fund for the three-month, one-year, three-year, five-year and since inception periods ended September 30, 2025. These returns were compared to the returns of Opportunistic Credit funds identified by FUSE (the “Performance Group”). The Board considered the Fund’s net asset value (“NAV”) and market price returns relative to the returns for funds in the Performance Group, noting that on a NAV basis, the Fund had outperformed the median of the Performance Group for the one-year period ended September 30, 2025 and underperformed the median of its Performance Group for the three-month, three-year, five-year and since inception periods ended September 30, 2025. Using market price returns, the Board observed that the Fund had outperformed the median of its Performance Group for the one-year period ended September 30, 2025, underperformed the median of its Performance Group for the three-year and since inception periods ended September 30, 2025, and performed in line with the median for the three-month and five-year periods ended September 30, 2025. The Directors also noted that on a NAV basis, the Fund had outperformed its benchmark for the three-month, one-year, three-year, five-year and since inception periods ended September 30, 2025. The Directors also reviewed the Fund’s performance relative to other funds managed by the Adviser. It was noted that the Adviser had indicated that the Performance Group is not entirely reflective of the Fund due to its unique investment strategy.

Semi-Annual Report | December 31, 2025	59

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2025 (Unaudited)

As to the comparative fees and expenses, the Directors considered the management and other fees paid by the Fund and compared those to the management and other fees paid by funds in FUSE’s Opportunistic Credit fund peer group (the “Expense Group”). The Directors also noted the fact that the fee payable to DoubleLine Capital, LP (the “Sub-Adviser”) is paid by the Adviser and not the Fund. The Board noted that the Fund’s annual net expense ratio was higher than the Expense Group median. The Directors also reviewed total net and gross expense rankings against its peers calculated on the basis of each fund’s average managed assets to mitigate the distortions caused by differing levels of leverage.

The Board noted that the annual management fee for the Fund was below the median paid by the Expense Group. The Directors also reviewed the Fund’s fees relative to other funds managed by the Adviser. The Board, including the Independent Directors, determined that the fees were reasonable given the nature of the Fund’s unique investment strategy, the capabilities of the Adviser and the Sub-Adviser and the nature of the services provided to the Fund.

Nature, Extent and Quality of Services

As to the nature, extent and quality of the services provided by the Adviser to the Fund, the Board considered that under the terms of the Advisory Agreement, the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as the Adviser, in its discretion, deems advisable and furnishes or arranges to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Adviser’s Form ADV, which was previously provided to the Board and that provided details regarding the experience of each of the Adviser’s personnel. The Adviser also provided additional information regarding its experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Directors, concluded that the Adviser had provided quality services and would continue to do so for the Fund.

Profitability and Other Benefits

As to the cost of the services provided and the profits to be realized by the Adviser, the Board reviewed the Adviser’s estimates of its profitability and its financial condition. The Board reviewed the Adviser’s financial statements and noted the Adviser’s financial condition is stable as income from its asset management operations have contributed to higher revenues for the Adviser. The Board acknowledged the Adviser’s management fees were comparable to those charged to other funds to which the Adviser provides advisory or sub-advisory services. It was noted that, when launching a closed-end fund, such as the Fund, the Adviser covers the underwriting costs, which is a significant investment. The Board, including the Independent Directors, determined that the Advisory Agreement, with respect to the Fund was not overly profitable to the Adviser and the financial condition of the Adviser was adequate.

60	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2025 (Unaudited)

The Board noted that the Adviser has no affiliations with the Fund’s transfer agent, fund accountant, custodian, or distribution-related service providers utilized by the Fund and therefore does not derive any benefits from the relationships these parties may have with the Fund.

Conclusion

Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Directors, concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Consideration of the Sub-Advisory Agreement

At the Meeting, the Board, including the Independent Directors, also considered the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Sub-Adviser. In its consideration of the Sub-Advisory Agreement, the Board considered information and materials furnished by the Adviser and the Sub-Adviser in advance of and at the Meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser and Sub-Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement. The Board received materials compiled by the Sub-Adviser and the Adviser, including a copy of the Sub-Advisory Agreement, the Sub-Adviser’s response to a questionnaire regarding its profitability, management and operations, a copy of the Sub-Adviser’s Form ADV, information regarding the Sub-Adviser’s compliance programs and information regarding the performance of the Fund’s benchmark indices and peer funds. The Board considered the following factors, among others, in reaching its determination to renew the Sub-Advisory Agreement: (i) the investment performance of the Fund and the investment performance of the Sub-Adviser, (ii) the nature, extent and quality of the services provided by the Sub-Adviser to the Fund, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by the Sub-Adviser and any of its affiliates from the relationship with the Fund, (v) the extent to which economies of scale will be realized by the Fund as it grows, and (vi) whether the fee level of the Fund reflected the economies of scale to the benefit of the Fund’s shareholders.

The Directors relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The Directors’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Director may have afforded different weight to the various factors in reaching conclusions with respect to the Sub-Advisory Agreement. Although not meant to be all-inclusive, the following discussion summarizes the factors considered and conclusions reached by the Directors in determining to renew the Sub-Advisory Agreement at the Meeting, including during executive sessions with their independent legal counsel.

Semi-Annual Report | December 31, 2025	61

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2025 (Unaudited)

Performance, Fees and Expenses

The Board reviewed the performance of the portion of the Fund managed by the Sub-Adviser. The Board recalled its deliberations regarding the Fund’s performance while considering the renewal of the Advisory Agreement.

As to the comparative fees and expenses, the Board considered the management fee paid by the Fund to the Adviser and noted that the Adviser pays the Sub-Adviser from its fee, which the Board had previously determined was reasonable. The Board also compared the sub-advisory fee paid by the Adviser to the Sub-Adviser against the fees the Sub-Adviser charges other clients to manage similar strategies.

Nature, Extent and Quality of Services

As to the nature, extent and quality of the services provided by the Sub-Adviser, the Board considered that under the terms of the Sub-Advisory Agreement, the Sub-Adviser, subject to the supervision of the Board, provides to the Fund such investment advice as the Sub-Adviser, in its discretion, deems advisable and furnishes or arranges to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Form ADV of the Sub-Adviser, which provided details regarding the experience of the Sub-Adviser’s investment personnel. The Sub-Adviser also provided additional information regarding its operations and experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Directors, concluded that the Sub-Adviser had provided quality services and would continue to do so for the Fund.

Profitability and Other Benefits

As to the cost of the services provided and the profits to be realized by the Sub-Adviser, the Board reviewed the Sub-Adviser’s financial condition. The Board noted that the financial condition of the Sub-Adviser was stable. The Board, including the Independent Directors determined that the Sub-Advisory Agreement and the compensation to the Sub-Adviser was reasonable and the financial condition of the Sub-Adviser was adequate. The Board noted that the Sub-Adviser had no affiliations with the Fund’s transfer agent, fund accountant, custodian, or distribution-related service providers and therefore does not derive any benefits from the relationships these parties may have with the Fund.

Conclusion

Having requested and received such information from the Adviser and Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Directors, concluded that renewal of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

62	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

Board of Directors

Patrick W. Galley, CFA, Chairman

John K. Carter

J. Wayne Hutchens

David M. Swanson

Jerry R. Raio

Lisa B. Mougin

Investment Adviser

RiverNorth Capital Management, LLC

Sub Adviser

DoubleLine Capital LP

Fund Administrator

ALPS Fund Services, Inc.

Transfer Agent and

Dividend Disbursing Agent

DST Systems, Inc.

Custodian

State Street Bank and Trust Company

Inspira Financial Trust, LLC

Independent Registered

Public Accounting Firm

KPMG LLP

RiverNorth Capital Management, LLC
360 South Rosemary Avenue, Suite 1420
West Palm Beach, FL 33401

Secondary market support provided to the Fund by ALPS Fund Services, Inc.’s affiliate ALPS Distributors, Inc., a FINRA member.

This report is provided for the general information of the shareholders of the RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6.	Investments.

(a)	A Summary Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this form, and additional details are provided in the Schedule of Investments attached as Exhibit 19(c) hereto.

(b)	Not applicable to the Registrant.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The Approval of Investment Advisory Agreement is included as part of the Report to Stockholders filed under Item 1(a) of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to semi-annual report.

(b)	As of the date of this filing, there were no changes to the portfolio managers.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable, due to no such purchases occurring during the period covered by this report.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Directors of the Registrant.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures, required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Not applicable to semi-annual report.

(a)(3)	The certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) of the 1940 Act, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the 1940 Act, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

(c)	The Schedule of Investments is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President and Chief Executive Officer

Date:	March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President and Chief Executive Officer

Date:	March 6, 2026

By:	/s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer and Chief Financial Officer

Date:	March 6, 2026